                   [METROPOLITAN WEST ASSET MANAGEMENT LOGO]

                            METROPOLITAN WEST FUNDS

                             TOTAL RETURN BOND FUND

                             LOW DURATION BOND FUND

                               ALPHATRAK 500 FUND

                                 ANNUAL REPORT
                                 [LINE ARTWORK]

                                 March 31, 2001

                            METROPOLITAN WEST FUNDS

Dear Shareholder,

We are pleased to enclose the March 31, 2001 Annual Report for the Metropolitan West Low Duration and Total Return Bond Funds and the Metropolitan West AlphaTrak 500 Fund.

The rapid deceleration of economic growth in the fourth quarter of 2000 spurred the Fed to action with a 0.50% interest rate cut in the opening days of this calendar year. Indeed, with three additional cuts to take the Fed Funds rate from 6.50% to 4.50% in the course of 100 days, the market for corporate, mortgage-backed and asset-backed securities has responded with improved pricing and decreased volatility. The portfolios' emphasis among these sectors has established a yield premium relative to Treasury issues and situates the portfolios to benefit from the improvement in economic outlook.

With a long-term view, the investment team seeks to outperform the Funds' benchmarks by diversifying the sources of value added in the portfolios. Those value-added strategies include (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution. Although the past year presented a challenging environment with respect to performance relative to Funds' benchmarks, longer term performance has outpaced the respective index returns.

Investment returns to the funds, net of fees, were as follows:

                               ONE YEAR      THREE YEAR PERIOD      SINCE INCEPTION
                             PERIOD ENDED    (ANNUALIZED) ENDED   (ANNUALIZED) THROUGH
                            MARCH 31, 2001     MARCH 31, 2001        MARCH 31, 2001
                            --------------   ------------------   --------------------
Metropolitan West Low            +8.89%             +7.20%                +7.58%
  Duration Bond Fund --
  Class M
Merrill Lynch 1-3 Year US        +9.60%             +6.44%                +6.71%
  Treasury Index*

Metropolitan West Total         +12.46%             +8.16%                +9.52%
  Return Bond Fund --
  Class M
Lehman Bros. Aggregate          +12.53%             +6.87%                +8.13%
  Index*

Metropolitan West               -21.20%                NA                 +3.59%
  AlphaTrak 500 Fund
S&P 500 Equity Index*           -21.67%                NA                 +1.97%

Inception Date for the M-Class Low Duration and Total Return Funds was March 31, 1997. Inception Date for the Alpha Trak 500 Fund was June 29, 1998.

--------------------------------------------------------------------------------

                                                 ONE YEAR        SINCE INCEPTION
                                               PERIOD ENDED    (CUMULATIVE) THROUGH
                                              MARCH 31, 2001      MARCH 31, 2001
                                              --------------   --------------------
Metropolitan West Low Duration Bond Fund --        +9.10%              +9.10%
  Class I
Merrill Lynch 1-3 Year US Treasury Index*          +9.60%              +9.60%

Metropolitan West Total Return Bond Fund --       +12.70%             +12.70%
  Class I
Lehman Bros. Aggregate Index*                     +12.53%             +12.53%

Inception Date for the I-Class Low Duration and Total Return Funds was March 31, 2000.

Through increased market recognition and growing participation of institutional clients, the Total Return Fund surpassed the $1 billion milestone in early 2001. As of March 31, the Low Duration Fund exceeded $400 million in total assets while the AlphaTrak 500 held approximately $50 million.

The family of Metropolitan West Funds can now be found in the business section of many daily newspapers listed under the following NASDAQ Tickers:

                                                              NASDAQ
FUND                                                          TICKER
----                                                          ------
Metropolitan West Total Return Fund (Class M)                  MWTRX
Metropolitan West Low Duration Fund (Class M)                  MWLDX
Metropolitan West Total Return Fund (Class I)                  MWTIX
Metropolitan West Low Duration Fund (Class I)                  MWLIX
Metropolitan West AlphaTrak 500 Fund                           MWATX

Again, we thank you for your continued confidence and participation in Metropolitan West Funds. For more information about our funds or to obtain a prospectus, please feel free to contact us directly at (310) 966-8900.

Sincerely,

/s/ Scott Dubchansky
Scott Dubchansky
President and Trustee

Past performance is no guarantee of future results. Share prices will fluctuate, and you may have a gain or loss when you redeem shares.

* Are unmanaged indices that are not available for direct investment.

Funds are distributed by PFPC Distributors, Inc. 3200 Horizon Drive, King of Prussia, PA 19406.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Total Return Bond Fund Class M with the performance of the Lehman Aggregate Index. The one year and average annual since inception total returns for the Metropolitan West Total Return Bond Fund Class M were 12.46% and 9.52%, respectively. The inception date for M-class was March 31, 1997. The graph assumes that distributions were reinvested.

                    METROPOLITAN WEST TOTAL RETURN BOND FUND        [LINE GRAPH]
                            TOTAL RETURN PERFORMANCE

Past performance does not guarantee future results.

                                                                     TOTAL RETURN BOND                LEHMAN AGGREGATE INDEX
                                                                     -----------------                ----------------------
Mar-97                                                                  $   10000                          $   10000
                                                                          10127.6                              10150
                                                                          10249.1                              10246
                                                                          10391.2                              10368
                                                                          10696.9                              10648
                                                                          10637.4                              10558
Sep-97                                                                    10776.5                              10714
                                                                          10939.7                              10869
                                                                          11051.8                              10919
                                                                          11187.5                              11030
                                                                          11323.2                              11171
                                                                          11314.5                              11162
Mar-98                                                                    11370.6                              11200
                                                                          11454.5                            11258.1
                                                                          11550.1                            11365.1
                                                                          11665.2                            11461.7
                                                                          11703.2                            11485.7
                                                                          11722.5                              11673
Sep-98                                                                    11928.4                            11946.1
                                                                          12040.3                            11882.8
                                                                            12216                            11950.5
                                                                          12298.7                            11986.4
                                                                            12416                            12071.5
                                                                          12173.6                            11860.2
Mar-99                                                                    12375.8                            11925.5
                                                                          12445.5                            11963.6
                                                                          12331.1                            11858.3
                                                                          12347.5                            11820.4
                                                                            12341                            11770.8
                                                                          12395.7                            11764.9
Sep-99                                                                    12462.6                            11901.3
                                                                            12518                            11945.4
                                                                          12501.1                            11944.2
                                                                            12510                            11886.8
                                                                          12503.9                            11847.6
                                                                          12620.7                              11991
Mar-00                                                                    12795.9                            12149.3
                                                                          12635.2                              12114
                                                                          12765.8                              12108
                                                                            12945                            12359.8
                                                                          13076.7                            12472.3
                                                                            13196                            12653.1
Sep-00                                                                    13450.5                            12732.8
                                                                          13351.1                            12816.9
                                                                          13514.2                            13027.1
                                                                          13786.5                            13269.4
                                                                          14149.4                            13485.7
                                                                          14353.4                              13603
Mar-01                                                                    14390.8                              13671

The inception date for the I-class for the Metropolitan West Total Return was March 31, 2000. The one year total return for this class was 12.70%. At the end of the same period, a $10,000 investment in the Metropolitan West Total Return Bond Fund Class I shares would have been valued at $11,270.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Low Duration Bond Fund Class M with the performance of the Merrill Lynch 1-3 Year U.S. Treasury Index. The one year and average annual since inception total returns for the Metropolitan West Low Duration Fund Class M were 8.89% and 7.58%, respectively. The inception date for M-class was March 31, 1997. The graph assumes that distributions were reinvested.

                    METROPOLITAN WEST LOW DURATION BOND FUND        [LINE GRAPH]
                            TOTAL RETURN PERFORMANCE

Past performance does not guarantee future results.

                                                                                              MERRILL LYNCH 1-3 YR. U.S. TREASURY
                                                                  LOW DURATION BOND                          INDEX
                                                                  -----------------           -----------------------------------
Mar-97                                                               $ 10000.00                          $ 10000.00
                                                                       10087.20                            10082.00
                                                                       10167.90                            10151.00
Jun-97                                                                 10242.90                            10221.00
                                                                       10358.50                            10333.00
                                                                       10397.10                            10342.00
Sep-97                                                                 10487.70                            10421.00
                                                                       10536.40                            10498.00
                                                                       10597.00                            10524.00
Dec-97                                                                 10682.90                            10596.00
                                                                       10786.30                            10699.00
                                                                       10812.90                            10708.00
Mar-98                                                                 10870.70                            10751.00
                                                                       10937.20                            10801.70
                                                                       11016.80                            10859.00
Jun-98                                                                 11085.40                            10915.50
                                                                       11154.70                            10966.50
                                                                       11061.20                            11104.40
Sep-98                                                                 11120.70                            11251.50
                                                                       11171.20                            11306.80
                                                                       11311.30                            11296.90
Dec-98                                                                 11396.90                            11336.80
                                                                       11484.90                            11381.70
                                                                       11434.40                            11326.20
Mar-99                                                                 11581.30                            11404.90
                                                                       11678.70                            11441.60
                                                                       11733.80                            11434.30
Jun-99                                                                 11776.50                            11469.90
                                                                       11811.30                            11506.30
                                                                       11846.00                            11539.50
Sep-99                                                                 11949.60                            11614.60
                                                                       11996.10                            11645.90
                                                                       12033.70                            11667.90
Dec-99                                                                 12106.80                            11684.30
                                                                       12161.60                            11680.00
                                                                       12212.30                            11758.20
Mar-00                                                                 12302.10                            11831.10
                                                                       12291.50                            11861.90
                                                                       12402.80                            11910.50
Jun-00                                                                 12477.00                            12034.40
                                                                       12543.20                            12110.20
                                                                       12573.30                            12199.70
Sep-00                                                                 12766.30                            12287.50
                                                                       12742.50                            12353.90
                                                                       12856.00                            12471.20
Dec-00                                                                 12995.40                            12619.60
                                                                       13198.00                            12777.40
                                                                       13314.90                            12860.40
Mar-01                                                                 13396.00                            12967.20

The inception date for the I-class for the Metropolitan West Low Duration was March 31, 2000. The one year total return for this class was 9.10%. At the end of the same period, a $10,000 investment in the Metropolitan West Low Duration Bond Fund Class I shares would have been valued at $10,910.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West AlphaTrak 500 Fund with the performance of the S&P 500 Index. The one year and average annual since inception total returns for the Metropolitan West AlphaTrak 500 Fund were (21.20)% and 3.59%, respectively. The graph assumes that distributions were reinvested.

                      METROPOLITAN WEST ALPHATRAK 500 FUND          [LINE GRAPH]
                            TOTAL RETURN PERFORMANCE

Past performance does not guarantee future results.

                                                                       ALPHATRAK 500                      S&P 500 INDEX
                                                                       -------------                      -------------
Jun-29-98                                                              $ 10000.00                         $ 10000.00
                                                                          9960.00                            9960.02
Jul-98                                                                    9880.00                            9853.97
                                                                          8290.00                            8429.29
Sep-98                                                                    9010.00                            8969.30
                                                                          9801.96                            9698.87
Nov-98                                                                   10487.50                           10286.60
                                                                         11079.80                           10879.40
Jan-99                                                                   11594.10                           11334.40
                                                                         11141.50                           10982.30
Mar-99                                                                   11727.90                           11421.60
                                                                         12162.30                           11864.00
May-99                                                                   11922.00                           11583.80
                                                                         12559.40                           12226.30
Jul-99                                                                   12188.70                           11845.10
                                                                         12114.50                           11786.10
Sep-99                                                                   11796.60                           11463.00
                                                                         12575.40                           12188.60
Nov-99                                                                   12812.50                           12437.30
                                                                         13577.00                           13169.80
Jan-00                                                                   12871.80                           12508.20
                                                                         12707.20                           12271.80
Mar-00                                                                   13988.50                           13471.90
                                                                         13455.50                           13066.40
May-00                                                                   13147.20                           12798.60
                                                                         13538.50                           13114.70
Jul-00                                                                   13333.30                           12910.10
                                                                         14191.50                           13712.00
Sep-00                                                                   13502.50                           12988.00
                                                                         13373.80                           12933.50
Nov-00                                                                   12277.70                           11914.30
                                                                         12362.70                           11972.70
Jan-01                                                                   12974.30                           12397.70
                                                                         11751.10                           11267.00
Mar-01                                                                   11022.30                           10552.70

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
BONDS--94.20%
ASSET-BACKED         $  5,000,000   Aeltus CBO II, 7.98%,
                                    08/06/09(4)                     $    3,779,690
SECURITIES--22.14%(3)    2,000,000  Amresco Residential Securities
                                    Mortgage 1998-2 B1F,
                                    7.72%, 06/25/28                      1,665,626
                        3,000,000   Atherton Franchisee Loan
                                    Funding 1999-A E, 8.25%,
                                    10/15/15(4)                          2,070,936
                        2,000,000   Century Funding Ltd. 1A C,
                                    10.00%, 02/15/11(4)                  1,527,500
                        3,026,000   Commercial Mortgage Lease-
                                    Backed Certificate 2001-CMLB
                                    D, 7.81%, 7/20/22(4)                 2,927,537
                        5,026,000   Commercial Mortgage Lease-
                                    Backed Certificate 2001-CMLB
                                    E, 7.81%, 11/20/22(4)                4,733,829
                        7,000,000   Commercial Mortgage Lease-
                                    Backed Certificate 2001-CMLB
                                    F, 7.81%, 12/20/22(4)                6,334,286
                        5,187,500   Conseco Finance 1999-F M2,
                                    9.30%, 10/15/30                      5,290,169
                        3,040,000   Conseco Finance 2001-A IA5,
                                    7.06%, 03/15/32                      3,069,452
                        2,500,000   Conseco Finance 2001-A IIA3,
                                    7.20%, 03/15/32                      2,524,220
                        4,000,000   Conseco Finance 2001-A IM2,
                                    8.02%, 03/15/32                      4,038,752
                        2,812,000   Countrywide Asset-Backed
                                    Certificates 2001-HLV1 A4,
                                    6.95%, 02/10/21                      2,821,640
                        6,227,000   Countrywide Asset-Backed
                                    Certificates 2001-HLV1 A5,
                                    7.20%, 07/10/22                      6,248,016
                        3,000,000   Countrywide Asset-Backed
                                    Certificates 2001-1 BF2,
                                    7.58%, 07/25/31                      3,006,000
                       10,000,000   Duke Funding I, Ltd. 1A B1,
                                    8.27%, 11/10/35(4)                  10,577,030
                        1,250,000   Empire Funding Home Loan Owner
                                    Trust 1999-1 M2, 9.00%,
                                    05/25/30                             1,310,287
                        1,471,548   Ena Clo Trust I A2,
                                    8.13%, 07/15/14(4)                   1,538,456
                        1,000,000   Falcon Franchise Loan LLC
                                    1999-1 D, 8.40%, 07/05/13(4)         1,008,514
                        1,000,000   Falcon Franchise Loan LLC
                                    1999-1 E, 6.50%, 01/05/14(4)           618,984
                        1,701,391   First Union Home Equity Loan
                                    Trust 1997-3 B, 7.39%,
                                    03/25/29                             1,684,112

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
BONDS (CONTINUED)
Asset-Backed         $  2,305,000   Green Tree Financial Corp.,
Securities                          1995-5 B2, 7.65%, 09/15/26      $    1,586,488
(continued)               999,809   Green Tree Financial Corp.,
                                    Series 1996-9 A6, 7.69%,
                                    01/15/28                             1,032,725
                        1,000,000   Green Tree Home Equity Loan
                                    Trust 1997-B M1, 7.65%,
                                    04/15/27                             1,028,358
                        4,250,000   Green Tree Home Equity Loan
                                    Trust 1998-C B2, 8.06%,
                                    07/15/29                             3,917,194
                           46,180   Green Tree Home Improvement
                                    Loan Trust 1999-E A1,
                                    6.32%, 08/15/08                         46,194
                        2,000,000   Green Tree Home Improvement
                                    Loan Trust 1997-E HEB2,
                                    7.77%, 01/15/29                      1,531,250
                        3,000,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEB2,
                                    8.49%, 11/15/29                      2,458,125
                        5,000,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEM2,
                                    7.33%, 11/15/29                      4,914,845
                          640,568   Green Tree Recreational
                                    Equipment & Consumer Trust
                                    1998-A A1H, 6.71%, 05/15/29            652,856
                        1,281,136   Green Tree Recreational
                                    Equipment & Consumer Trust
                                    1998-A A4H, 8.26%, 05/15/29          1,325,269
                        5,000,000   Hercules Trust I, 6.66%,
                                    06/10/03(4)                          3,714,000
                       10,000,000   Ingress I Ltd. B-A,
                                    7.38%, 03/30/40(4)                  10,270,350
                       11,250,000   Ingress I Ltd. C-A,
                                    8.01%, 03/30/40(4)                  11,590,020
                          777,688   Irwin Home Equity 1999-3 A2,
                                    7.69%, 10/25/09                        809,649
                        4,000,000   Magnus Funding, Ltd. 1A B,
                                    7.76%, 06/15/11(4)                   3,536,800
                        5,000,000   Magnus Funding, Ltd. 1A C,
                                    10.28%, 06/15/11(4)                  3,852,345
                        5,000,000   Master Financial Asset
                                    Securitization Trust 1998-2
                                    A3, 6.60%, 11/20/18                  5,045,315
                        5,000,000   ML CBO Series 1996-PM-1 Series
                                    B, 7.87%, 12/17/06(4,6)              3,835,940
                        6,000,000   Newbury Funding CBO,
                                    22.60%, 02/15/06(4)                  4,383,600
                        2,750,000   Newbury Funding CBO Ltd.
                                    2000-1 A3 (FRN),
                                    8.14%, 02/15/30(4)                   2,700,500

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
BONDS (CONTINUED)
Asset-Backed         $ 13,750,000   NorthStar CBO Ltd. 1997-2 A3,
Securities                          6.68%, 07/15/09(4)              $    8,692,584
(continued)             2,750,000   North Street 2000-1 (FRN),
                                    7.32%, 07/30/10(4)                   2,769,250
                        7,500,000   Oakwood Mortgage Investors,
                                    Inc. 2000-A M1, 8.30%,
                                    04/15/30                             7,662,892
                        5,250,000   Pamco CLO 1998-1A B2,
                                    6.88%, 05/01/10(4)                   3,777,374
                        3,922,300   Pegasus Aviation Lease
                                    Securitization 2000-1 C1,
                                    7.83%, 03/25/30(4)                   3,479,202
                        2,000,000   Provident Bank Home Equity
                                    Loan Trust 1997-4 A3, 6.91%,
                                    01/25/29                             2,025,154
                        2,903,461   Prudential 2000-1 CBO,
                                    20.00%, 10/15/35(4,6)                2,628,994
                        2,500,000   Prudential Structured Finance
                                    CBO 1A B2, 13.13%,
                                    11/15/35(4,6)                        2,613,283
                        3,349,000   Republic Bank Home Loan Owner
                                    Trust 1998-1 A5, 6.58%,
                                    07/25/16(4)                          3,385,821
                        2,583,000   Residential Asset Mortgage
                                    Products, Inc. 2000-RZ1 A3,
                                    8.27%, 10/25/29                      2,718,570
                          660,793   Residential Asset Mortgage
                                    Products, Inc. 2000-RS1 A1,
                                    8.00%, 03/25/30                        686,504
                        2,250,000   Residential Funding Mortgage
                                    Securities 2000-HI1 AI7,
                                    8.29%, 02/25/25                      2,361,318
                        4,300,000   Residential Funding Mortgage
                                    Securities 1999-HI6 AI7,
                                    8.10%, 09/25/29                      4,476,553
                        1,000,000   Residential Funding Mortgage
                                    Securities 2000-HI2 AI5,
                                    8.35%, 03/25/25                      1,051,734
                        5,000,000   Seneca Funding I Ltd. 1A A,
                                    7.94%, 05/31/29(4)                   3,686,000
                        2,000,000   Signature 1 CBO, 4.00%,
                                    10/15/09                             1,990,600
                        3,000,000   Signature 5 L.P. 5A B2,
                                    8.41%, 10/27/12(4)                   3,003,729
                       10,000,000   Triton CBO III Ltd. 1A B,
                                    8.53%, 04/17/11(4)                   9,631,250
                       10,000,000   Van Kampen II Ltd. (FRN),
                                    6.33%, 07/15/08(4)                   8,463,440
                       26,000,000   York Funding, Ltd. 1998-1A IV,
                                    8.18%, 06/15/05(4)                  18,306,938
                                                                    --------------
                                                                       228,418,049
                                                                    --------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES--35.35%(2)
Automotive--1.49%    $ 15,235,000   Daimlerchrysler NA Holding
                                    (FRN), 5.86%, 01/18/02          $   15,146,485
                          240,000   Daimlerchrysler NA Holding
                                    (MTN), 6.67%, 02/15/02                 241,922
                                                                    --------------
                                                                        15,388,407
                                                                    --------------
Banks--4.86%            2,000,000   Bancwest Corp., 8.30%,
                                    01/15/11                             2,058,750
                        1,000,000   Bank Of America Corp.,
                                    7.88%, 05/16/05                      1,076,706
                       20,125,000   Bank Of America Corp.,
                                    7.80%, 02/15/10                     21,875,874
                          500,000   BT Institutional Capital Trust
                                    Bank, 7.75%, 12/01/26(4)               474,232
                        1,500,000   Crestar Capital Trust I,
                                    8.16%, 12/15/26                      1,520,129
                          500,000   Den Norske Bank (FRN),
                                    5.19%, 08/29/49                        365,868
                        2,100,000   First Chicago NBD Institution
                                    Cap A, 7.95%, 12/01/26(4)            1,916,267
                          400,000   Okobank (EMTN) (FRN),
                                    5.56%, 09/29/49                        398,080
                          400,000   Skandinavinska Enskilda (EMTN)
                                    (FRN), 5.87%, 06/29/49                 393,810
                       17,000,000   Skandinavinska Enskilda,
                                    6.50%, 12/29/49                     16,885,641
                          600,000   UBS -- NY, 7.75%, 09/01/26             648,960
                        2,400,000   Wachovia Bank NA, 7.70%,
                                    08/10/10                             2,516,858
                                                                    --------------
                                                                        50,131,175
                                                                    --------------
Brokerage Services      5,600,000   Bear Stearns Co., Inc. (FRN)
--7.59%                             (MTN), 5.72%, 05/06/03               5,610,220
                        2,000,000   Bear Stearns Co., Inc.,
                                    7.25%, 10/15/06                      2,091,476
                          750,000   Bear Stearns Co., Inc.,
                                    7.00%, 03/01/07                        771,653
                       11,000,000   Bear Stearns Co., Inc.,
                                    7.63%, 12/07/09                     11,436,534
                        2,200,000   Donaldson, Lufkin, Jenrett,
                                    Inc., 6.88%, 11/01/05                2,292,296
                        2,000,000   Donaldson, Lufkin, Jenrett,
                                    Inc., (MTN), 6.90%, 10/01/07         2,069,840
                        2,235,000   Donaldson, Lufkin, Jenrett,
                                    Inc., 6.50%, 06/01/08                2,241,218
                       21,500,000   Goldman Sachs Group, Inc.
                                    (EMTN), 7.35%, 10/01/09             22,476,681

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Brokerage Services   $  5,000,000   Goldman Sachs Group, Inc.
(continued)                         (EMTN), 7.80%, 01/28/10         $    5,375,260
                       13,000,000   Lehman Brothers Holdings,
                                    8.50%, 05/01/07                     14,254,708
                        7,300,000   Lehman Brothers Holdings,
                                    7.88%, 08/15/10                      7,789,458
                        1,955,000   Morgan JP & Co., Inc. (MTN),
                                    6.00%, 01/15/09                      1,913,844
                                                                    --------------
                                                                        78,323,188
                                                                    --------------
Electric Utilities        276,000   Alabama Power Co.,
--0.16%                             9.00%, 12/01/24                        292,894
                          800,000   Arkansas Power & Light Co.,
                                    8.75%, 03/01/26                        843,011
                          500,000   Idaho Power Corp.,
                                    8.75%, 03/15/27                        523,909
                                                                    --------------
                                                                         1,659,814
                                                                    --------------
Finance--10.40%         5,200,000   Conseco Financial (MTN),
                                    6.50%, 09/26/02                      4,879,066
                        7,400,000   Conseco Finance Trust III,
                                    8.80%, 04/01/27(6)                   4,255,000
                        1,820,000   Finova Capital Corp.,
                                    5.98%, 02/27/01(7,8)                 1,565,200
                       13,600,000   Finova Capital Corp.,
                                    6.82%, 03/09/01(7,8)                11,696,000
                        1,000,000   Finova Capital Corp.,
                                    6.63%, 09/15/01(7,8)                   836,145
                        8,760,000   Finova Capital Corp.,
                                    5.88%, 10/15/01(7,8)                 7,281,452
                        7,400,000   Finova Capital Corp. (FRN)
                                    (MTN), 5.85%, 02/25/02(7,8)          6,253,000
                        5,000,000   Finova Capital Corp.,
                                    9.13%, 02/27/02(7,8)                 4,225,000
                        1,000,000   Finova Capital Corp.,
                                    6.50% 07/28/02(7,8)                    845,000
                        3,400,000   Finova Capital Corp. (MTN),
                                    7.82%, 01/27/03(7,8)                 2,828,909
                        2,550,000   Finova Capital Corp. (MTN),
                                    6.11%, 02/18/03(7,8)                 2,154,750
                        1,400,000   Finova Capital Corp. (EMTN)
                                    (FRN), 5.19%, 06/18/03(7,8)          1,293,600
                        3,505,000   Finova Capital Corp. (MTN),
                                    7.30%, 09/22/03(7,8)                 2,917,881
                        2,000,000   Finova Capital Corp.,
                                    6.13%, 03/15/04(7,8)                 1,666,210

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Finance (continued)  $  3,500,000   Finova Capital Corp.,
                                    6.38%, 05/15/05(7,8)            $    2,916,603
                        4,000,000   Ford Motor Credit Co.,
                                    7.50%, 03/15/05                      4,188,588
                       18,000,000   Ford Motor Credit Co.,
                                    7.88%, 06/15/10                     19,283,742
                       18,400,000   General Motors Acceptance
                                    Corp. (FRN) (MTN), 6.46%,
                                    01/20/04                            18,397,921
                        4,500,000   MBNA America Bank NA (FRN),
                                    5.36%, 06/10/04                      4,460,976
                        1,085,000   MBNA Corp. (FRN) (MTN),
                                    5.47%, 05/23/03                      1,084,477
                        4,000,000   Noble Aff/Atlantic Meth,
                                    8.95%, 12/15/04(4)                   4,170,452
                                                                    --------------
                                                                       107,199,972
                                                                    --------------
Industrial--0.59%       5,750,000   Harcourt General Inc.,
                                    7.30%, 08/01/97                      4,800,796
                        1,500,000   Mississippi Chemical Corp.,
                                    7.25%, 11/15/17                      1,299,609
                                                                    --------------
                                                                         6,100,405
                                                                    --------------
Insurance--3.02%       13,200,000   Conseco, Inc. (FRN),
                                    6.40%, 06/15/01                     13,117,500
                        1,200,000   Conseco, Inc., 8.50%, 10/15/02       1,152,000
                        2,400,000   Conseco, Inc., 9.00%, 10/15/06       2,040,000
                        4,900,000   Fairfax Financial Holdings,
                                    7.38%, 03/15/06                      4,450,200
                        3,000,000   Liberty Mutual Insurance Co.,
                                    7.70%, 10/15/97(4)                   2,286,126
                        2,500,000   Lumberman's Mutual Casualty
                                    Co., 9.15%, 07/01/26(4)              2,185,618
                        1,300,000   Lumberman's Mutual Casualty
                                    Co., 8.30%, 12/01/37(4)              1,025,558
                        3,250,000   Lumberman's Mutual Casualty
                                    Co., 8.45%, 12/01/97(4)              2,411,568
                          750,000   MBIA Inc., 6.63%, 10/01/28             693,456
                        1,800,000   Zurich Capital Trust I,
                                    8.38%, 06/01/37(4)                   1,808,262
                                                                    --------------
                                                                        31,170,288
                                                                    --------------
Real Estate               500,000   Developers Diversifield Realty
Investment Trust                    Corp. (MTN), 6.84%, 12/16/04           500,887
(REIT)--5.53%           1,000,000   Developers Diversifield Realty
                                    Corp. (MTN), 7.50%, 07/15/18           885,093
                        5,000,000   Healthcare Properties (MTN),
                                    7.30%, 11/23/01                      5,036,000

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Real Estate          $  1,700,000   Highwoods Exercisable Put
Investment Trust                    Option, 7.19%, 6/15/04(4)       $    1,714,850
(REIT) (continued)      3,000,000   Highwoods Realty LP,
                                    6.75%, 12/01/03                      2,999,631
                        5,000,000   Highwoods Realty LP,
                                    8.00%, 12/01/03                      5,168,500
                        7,075,000   HRPT Properties Trust,
                                    6.70%, 02/23/05                      6,971,754
                          600,000   MediTrust (MTN), 7.11%,
                                    10/17/01                               578,719
                        2,300,000   Rouse Co. (MTN), 8.09%,
                                    05/16/05                             2,441,271
                        3,000,000   Simon Property Group Inc.,
                                    7.05%, 04/01/03(4)                   3,048,747
                        1,000,000   Simon Property Group Inc.,
                                    6.75%, 07/15/04                        999,073
                       10,000,000   Simon Property Group LP,
                                    6.75%, 06/15/05                      9,886,560
                        9,420,000   United Dominion Realty Trust,
                                    8.63%, 03/15/03                      9,777,018
                        2,000,000   United Dominion Realty Trust
                                    (MTN), 7.67%, 01/26/04               2,053,380
                        2,800,000   United Dominion Realty Trust
                                    (MTN), 7.73%, 04/05/05               2,864,288
                        2,055,000   United Dominion Realty Trust,
                                    8.50%, 09/15/24                      2,164,486
                                                                    --------------
                                                                        57,090,257
                                                                    --------------
Telecommunications     12,590,000   Worldcom, Inc. (FRN),
--1.71%                             5.58%, 11/26/01                     12,554,383
                        5,000,000   Worldcom, Inc. (FRN),
                                    7.38%, 01/15/03(4)                   5,066,510
                                                                    --------------
                                                                        17,620,893
                                                                    --------------
                                    TOTAL CORPORATES                   364,684,399
                                                                    --------------
MORTGAGE-BACKED--29.24%(3)
Non-Agency                270,822   BA Mortgage Securities Inc.
Mortgage-Backed                     1998-2 2B3, 6.50%, 06/25/13(4)         241,963
--13.54%                  326,463   BA Mortgage Securities Inc.
                                    1998-3 2B3, 6.50%, 07/25/13(4)         317,279
                          345,616   BA Mortgage Securities Inc.
                                    1998-4 2B3, 6.50%, 08/25/13(4)         295,176
                        7,887,637   Banco de Credito y
                                    Securitization 2001-1 AF,
                                    8.00%, 05/31/10(4)                   7,738,735
                          107,021   Bear Stearns Mortgage
                                    Securities Inc. 1998-5 B4,
                                    6.51%, 12/25/08(4)                      99,363
                           93,110   Bear Stearns Mortgage
                                    Securities Inc. 1997-7 4B4,
                                    7.00%, 01/25/13(4)                      81,994

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency           $  3,355,409   Bear Stearns Mortgage
Mortgage-Backed                     Securities Inc. 1999-1 C,
(continued)                         6.36%, 11/30/13(4)              $    3,137,830
                        1,977,555   Bear Stearns Mortgage
                                    Securities Inc. 1999-1 D,
                                    6.36%, 11/3013(4)                    1,676,905
                          980,645   Bear Stearns Mortgage
                                    Securities Inc. 1999-1 E,
                                    6.36%, 11/30/13(4)                     741,460
                       22,250,000   Beckman Coulter Inc. 2000-A A,
                                    7.50%, 06/15/18(4)                  18,321,473
                        6,810,815   BHN Mortgage Fund 1997-2 A1
                                    (FRN), 6.26%, 05/31/17(4)            6,619,091
                       12,642,021   BHN Mortgage Fund 1997-2 A2,
                                    7.54%, 05/31/17(4)                  12,252,584
                        4,885,354   BHN Mortgage Fund 2000-1 AF,
                                    8.00%, 03/31/11(4)                   4,827,404
                           36,957   Blackrock Capital Finance L.P.
                                    1997-R2 AP, 13.99%,
                                    12/25/35(4)                             38,258
                        3,000,000   Blaylock Mortgage Capital
                                    Corp. 1997-A B1, 6.43%,
                                    10/25/04(4)                          3,023,904
                        2,000,000   Chase Mortgage Finance Corp.
                                    2000-S1 A6, 7.25%, 02/25/30          2,043,830
                        1,982,151   Citicorp Mortgage Securities,
                                    Inc. 1998-7 A4 (IO), 6.75%,
                                    08/25/28(6)                            205,103
                          191,661   CMC Securities Corporation III
                                    1998-1 2B4, 6.50%, 04/25/13(4)         164,409
                          215,935   CMC Securities Corporation III
                                    1994-A A19, 7.01%, 02/25/24            203,261
                           51,822   Collateralized Mortgage
                                    Obligation Trust 57 D, 9.90%,
                                    02/01/19                                53,651
                        3,774,250   Countrywide Alternative Loan
                                    Trust 1999-2 B2, 7.50%,
                                    01/25/29                             3,671,081
                          498,430   Countrywide Home Loans 1998-14
                                    B3, 6.50%, 09/25/13(4)                 442,123
                        3,772,489   DLJ Mortgage Acceptance Corp.
                                    1994-QE1 S (IO),
                                    3.50%, 04/25/24(4,6)                   136,979
                        1,073,018   DLJ Mortgage Acceptance Corp.
                                    1994-Q8 IIS (IO), 1.84%,
                                    05/25/24(6)                             44,745
                          736,580   DLJ Mortgage Acceptance Corp.
                                    1994-QE2 S (IO),
                                    3.53%, 06/25/24(4,6)                    26,745
                        5,445,260   DLJ Mortgage Acceptance Corp.
                                    1995-Q7 SA (IO), 2.96%,
                                    11/25/25(6)                            150,071
                        4,932,164   DLJ Mortgage Acceptance Corp.
                                    1996-QA S (IO), 2.96%,
                                    01/25/26(4,6)                          135,930
                        2,845,403   DLJ Mortgage Acceptance Corp.
                                    1996-QE3 SA (IO), 3.78%,
                                    03/25/26(6)                             99,674

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency           $    267,814   First Boston Mortgage
Mortgage-Backed                     Securities Corp. 1993-6 A2,
(continued)                         7.00%, 06/25/23                 $      269,695
                          350,000   GE Capital Mortgage Services
                                    Inc. 1994-2 A14, 6.75%,
                                    01/25/09                               334,031
                          500,000   GE Capital Mortgage Services
                                    Inc. 1994-6 A11, 6.50%,
                                    04/25/24                               468,346
                          216,740   GE Capital Mortgage Services
                                    Inc. 1997-3 A14, 7.50%,
                                    04/25/27                               218,057
                      291,563,657   GMAC Commercial Mortgage
                                    Securities, Inc. 1998-C2 X
                                    (IO), 0.62%, 08/15/23(6)            11,021,106
                           61,384   Guardian Savings And Loan
                                    Association 1989-3 A,
                                    7.82%, 05/25/19                         61,203
                          241,801   ICI Funding Corp Secured
                                    Assets Corp. 1997-3 A3, 7.25%,
                                    09/25/27                               243,263
                       78,981,672   IMPAC Secured Assets CMN Owner
                                    Trust 1999-2 A4 (IO),
                                    2.77%, 01/25/30(6)                   2,292,443
                        3,082,065   IMPAC Secured Assets CMN Owner
                                    Trust 1999-2 A9 (IO),
                                    9.00%, 01/25/30(6)                     533,583
                          334,892   Independent National Mortgage
                                    Corp. 1994-Q B4, 7.50%,
                                    09/25/14(4,6)                          324,950
                          127,912   Independent National Mortgage
                                    Corp. 1995-N A5, 7.50%,
                                    10/25/25                               129,707
                          967,268   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%,
                                    06/25/26                               983,440
                        2,622,645   Nomura Asset Securities Corp.
                                    1994-4A 2IO (IO), 1.87%,
                                    09/25/24                                26,056
                          976,366   Norwest Asset Securities Corp.
                                    1998-4 1A7, 9.00%, 02/25/28          1,011,628
                          841,743   Norwest Intergrated Structured
                                    Assets, Inc. 1999-2 1A2,
                                    12.43%, 09/25/29                       875,150
                          424,715   Ocwen Residential MBS Corp.
                                    1998-R2 AP, 7.95%, 11/25/34(4)         414,947
                       19,520,754   PNC Mortgage Securities Corp.
                                    2000-8 1A1, 7.75%, 11/25/30         19,826,742
                          311,246   Residential Accredit Loan,
                                    Inc. 1998-QS16 B1, 6.50%,
                                    11/25/13                               263,293
                        2,233,000   Residential Asset
                                    Securitization Trust 1999-A7
                                    B3, 7.50%, 10/25/29                  2,186,543
                          163,955   Residential Funding Mortgage
                                    Sec I 1993-S42 A10, 8.30%,
                                    10/25/08                               170,488

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency           $    762,006   Residential Funding Mortgage
Mortgage-Backed                     Sec I 1997-S16 M1, 6.75%,
(continued)                         10/25/12                        $      771,284
                        2,000,000   Residential Funding Mortgage
                                    Sec I 1998-S2 A2, 7.00%,
                                    01/25/28                             2,030,470
                        3,408,885   Resolution Trust Corp. 1994-C1
                                    F, 8.00%, 06/25/26                   3,529,259
                          297,148   Resolution Trust Corp. 1995-C1
                                    C, 6.90%, 02/25/27                     297,138
                        2,777,907   Resolution Trust Corp. 1995-C2
                                    F, 7.00%, 05/25/27                   2,760,406
                           96,658   Resolution Trust Corp. 1995-2
                                    B6, 7.44%, 05/25/29                     97,096
                          739,065   Ryland Mortgage Security Corp.
                                    1994-5 M3, 7.52%, 10/25/23             568,734
                        7,500,000   Ryland Mortgage Security Corp.
                                    1992-A 1C, 8.26%, 03/29/30           7,707,563
                          129,486   Ryland Mortgage Security Corp.
                                    1991-18 4A, 14.00%, 11/25/31           138,232
                          319,471   Structured Asset Mortgage
                                    Investments Inc. 1998-8 3B4,
                                    6.74%, 07/25/13                        279,538
                          359,487   Structured Asset Securities
                                    Corp. 1997-4 1A1, 6.75%,
                                    12/25/12                               364,202
                          150,000   Structured Asset Securities
                                    Corp. 1995-3B 2A1, 6.50%,
                                    01/28/24                               149,272
                          343,677   Structured Asset Securities
                                    Corp. 1995-C4 D, 7.00%,
                                    06/25/26                               345,382
                          850,000   Structured Asset Securities
                                    Corp. 1996-6 1A5, 7.50%,
                                    08/25/26                               874,348
                        2,500,000   Structured Asset Securities
                                    Corp. 1997-2 2A4, 7.25%,
                                    03/28/30                             2,551,413
                       31,495,737   Structured Asset Securities
                                    Corp. 2000-1 1A3 (IO), 3.20%,
                                    02/25/30(6)                            699,993
                        4,000,000   Structured Asset Securities
                                    Corp. 2000-3 1A7, 8.00%,
                                    07/25/30                             4,208,514
                          111,790   Structured Mortgage Asset
                                    Residential Trust 1991-7 I
                                    (IO), 14.58%, 12/25/22(6)               25,320
                        3,804,795   Summit Mortgage Trust 2000-1
                                    B1, 6.14%, 12/28/12(4)               3,797,068
                                                                    --------------
                                                                       139,640,924
                                                                    --------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency          $    238,605   Fannie Mae 1993-221 SD,
Mortgage-Backed                     9.00%, 03/25/08                 $      244,298
--15.70%                5,250,000   Fannie Mae 1997-44 SB,
                                    1.49%, 06/25/08                        224,700
                          193,836   Fannie Mae 1992-143 SH,
                                    8.75%, 04/25/22                        195,794
                           37,903   Fannie Mae 1992-200 MC,
                                    7.50%, 08/25/22                         38,517
                           31,503   Fannie Mae G94-12 B,
                                    6.50%, 09/17/22                         31,724
                          484,103   Fannie Mae 1993-115 S,
                                    4.85%, 07/25/23                        404,458
                          180,136   Fannie Mae Pool 233672,
                                    8.69%, 09/01/23                        186,592
                          126,255   Fannie Mae 1993-251 C,
                                    6.50%, 09/25/23                        126,773
                          261,005   Fannie Mae 1993-189 SB,
                                    4.53%, 10/25/23                        242,109
                        8,862,749   Fannie Mae 1993-199 SD,
                                    0.88%, 10/25/23                        156,137
                          271,230   Fannie Mae 1997-34 SA,
                                    30.56%, 10/25/23                       551,491
                        1,999,490   Fannie Mae 1993-208 SE,
                                    5.12%, 11/25/23                      1,974,496
                          920,332   Fannie Mae 1999-4 SC,
                                    6.18%, 01/25/24                        917,792
                          274,490   Fannie Mae 1994-41 SC,
                                    8.19%, 03/25/24                        272,938
                          316,967   Fannie Mae 1995-10 Z, 6.50
                                    03/25/24                               317,388
                          975,878   Fannie Mae 1998-26 SD,
                                    9.75%, 03/25/24                        985,061
                          136,394   Fannie Mae Pool 312155,
                                    8.15%, 03/01/25                        139,599
                           53,666   Fannie Mae Pool 308798,
                                    8.16%, 04/01/25                         55,366
                       20,000,000   Federal National Mortgage
                                    Association, 4.90%, 04/16/01        19,961,889
                        5,000,000   Federal National Mortgage
                                    Association, 6.50%, 04/15/31         4,981,250
                       25,000,000   Federal National Mortgage
                                    Association, 6.00%, 04/15/31        24,398,450
                        2,890,000   Federal National Mortgage
                                    Association, 7.50%, 04/15/31         2,954,123
                           20,000   Federal National Mortgage
                                    Association, 7.00%, 04/15/31        20,237,500
                       26,000,000   Freddie Mac, 0.00%, 04/24/01        25,923,836

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency          $ 22,500,000   Freddie Mac, 5.63%, 03/15/11    $   22,241,250
Mortgage-Backed           898,928   Freddie Mac 1564 SA,
(continued)                         6.58%, 08/15/08                        898,023
                           59,951   Freddie Mac 1564 SE,
                                    6.90%, 08/15/08                         59,896
                          301,487   Freddie Mac 2089 SA,
                                    10.17%, 07/15/15                       321,125
                           51,311   Freddie Mac 1336 H,
                                    7.75%, 01/15/21                         51,392
                          463,030   Freddie Mac 1164 O,
                                    5.71%, 11/15/06                         44,715
                          283,829   Freddie Mac 1515 SA,
                                    8.61%, 05/15/08                        293,578
                            3,948   Freddie Mac 1541 JA,
                                    5.00%, 12/15/22                          3,943
                        1,636,000   Freddie Mac 1627 E,
                                    6.00%, 02/15/23                      1,615,834
                        1,937,476   Freddie Mac 1980 Z,
                                    7.00%, 07/15/27                      1,911,743
                        1,266,140   Freddie Mac 1985 SA,
                                    11.51%, 08/17/27                     1,286,096
                          776,360   Freddie Mac 2098 TZ,
                                    6.00%, 01/15/28                        645,126
                       25,330,161   Freddie Mac 2136 SG,
                                    2.49%, 03/15/29                      1,629,507
                        1,486,675   Freddie Mac 2156 S,
                                    11.68%, 05/15/29                     1,526,455
                       70,259,036   Government National Mortgage
                                    Association 1999-38 SP,
                                    0.25%, 05/16/26                        420,444
                       24,685,713   Government National Mortgage
                                    Association 2000-22 SG,
                                    5.65%, 05/16/30                      3,178,286
                          997,648   Government National Mortgage
                                    Association Pool 454572,
                                    7.50%, 06/15/28(6)                   1,024,188
                          945,461   Government National Mortgage
                                    Association Pool 470634,
                                    6.50%, 07/15/29                        946,317
                          934,693   Government National Mortgage
                                    Association Pool 504523,
                                    7.50%, 08/15/29                        959,179
                        1,916,950   Government National Mortgage
                                    Association Pool 478714,
                                    7.50%, 09/15/29                      1,967,169

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency          $    963,557   Government National Mortgage
Mortgage-Backed                     Association Pool 525589,
(continued)                         7.50%, 02/15/30                 $      988,601
                          929,125   Government National Mortgage
                                    Association Pool 533551,
                                    7.50%, 11/15/30                        953,275
                          998,393   Government National Mortgage
                                    Association Pool 540603,
                                    7.50%, 12/15/30                      1,024,343
                          980,538   Government National Mortgage
                                    Association Pool 543753,
                                    7.50%, 12/15/30                      1,006,024
                          973,599   Government National Mortgage
                                    Association Pool 548084,
                                    7.50%, 12/15/30                        998,904
                       10,166,104   Government National Mortgage
                                    Association Pool 537394,
                                    7.50%, 01/15/31                     10,428,247
                                                                    --------------
                                                                       161,945,941
                                                                    --------------
                                    TOTAL MORTGAGE BACKED              301,586,865
                                                                    --------------
U.S. TREASURY SECURITIES--7.47%
U.S. Treasury Notes     6,200,000   U.S. Treasury Notes,
  --6.41%                           7.00%, 07/15/06                      6,865,316
                          835,000   U.S. Treasury Notes,
                                    5.63%, 05/15/08                        872,056
                       11,519,000   U.S. Treasury Notes,
                                    6.75%, 08/15/26                     13,247,760
                       47,575,000   U.S. Treasury Notes,
                                    5.25%, 02/15/29                     45,137,828
                                                                    --------------
                                                                        66,122,960
                                                                    --------------
U.S. Treasury           8,000,000   U.S. Treasury Notes,
Inflation Index                     3.38%, 01/15/07                      8,938,148
Notes--1.06%            1,785,000   U.S. Treasury Notes,
                                    3.88%, 01/15/09                      1,982,043
                                                                    --------------
                                                                        10,920,191
                                                                    --------------
                                    TOTAL U.S. TREASURY SECURITIES      77,043,151
                                                                    --------------
                                    TOTAL BONDS
                                    (Cost $958,514,844)                971,732,464
                                                                    --------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                      PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
----------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--9.57%
Commercial Paper     $  2,000,000   Alcoa Co., 5.10%, 04/02/01(5)   $    2,000,000
--9.40%                18,550,000   Coca Cola Co., 4.78%,
                                    04/19/01(5)                         18,508,128
                       20,000,000   Ford Motor Credit Co.,
                                    4.85%, 04/19/01(5)                  19,954,194
                       22,700,000   General Electric Capital
                                    Corp., 4.92%, 04/24/01(5)           22,631,749
                       34,000,000   General Motors Acceptance
                                    Corp., 4.85%, 04/19/01(5)           33,922,131
                                                                    --------------
                                                                        97,016,202
                                                                    --------------
Money Market RIC        1,764,400   J.P. Morgan Institutional
--0.17%                             Prime Money Market                   1,764,400
                                                                    --------------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $98,780,602)                  98,780,602
                                                                    --------------
                                    TOTAL INVESTMENTS--103.77%
                                    (Cost $1,057,295,446)(1)         1,070,513,066
                                    CASH AND OTHER ASSETS,
                                    LESS LIABILITIES--(3.77)%          (38,887,199)
                                                                    --------------
                                    NET ASSETS--100.00%             $1,031,625,867
                                                                    ==============

Notes:
(1) Cost for Federal income tax purposes is $1,057,541,044 and net unrealized appreciation consists of:

Gross unrealized appreciation    $ 26,143,683
Gross unrealized depreciation     (13,171,661)
                                 ------------
    Net unrealized appreciation  $ 12,972,022
                                 ============

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2001 was $240,402,942 representing 23.30% of total net assets.
(5) Represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

(6) Securities determined to be illiquid under procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

                                                                        % OF
              SECURITY                 DATE OF PURCHASE      VALUE       TNA
              --------                 ----------------   -----------   -----
Citicorp Mortgage Securities Inc.
  1998-7 A4 (IO), 6.75%, 08/25/28          09/24/99       $   205,103    0.02%
Conseco Finance Trust III, 8.88%,
  04/01/27                                 12/03/99         4,255,000    0.41%
DLJ Mortgage Acceptance Corp.
  1994-QE1 S (IO), 3.50%, 04/25/24         01/28/99           136,979    0.01%
DLJ Mortgage Acceptance Corp. 1994-Q8
  IIS (IO), 1.84%, 05/25/24                06/30/97            44,745    0.00%
DLJ Mortgage Acceptance Corp.
  1994-QE2 S (IO), 3.53%, 06/25/24         01/28/99            26,745    0.00%
DLJ Mortgage Acceptance Corp. 1995-Q7
  SA (IO), 2.96%, 11/25/25                 10/23/98           150,071    0.01%
DLJ Mortgage Acceptance Corp. 1996-QA
  S (IO), 2.96%, 01/25/26                  11/06/98           135,930    0.01%
DLJ Mortgage Acceptance Corp.
  1996-QE3 SA (IO), 3.78%, 03/25/26        01/28/99            99,674    0.01%
GMAC Commercial Mortgage Securities,
  Inc. 1998-C2 X (IO), 0.62%,
  08/15/23                                 02/12/01        11,021,106    1.07%
IMPAC Secured Assets CMN Owner Trust
  1999-2 A4 (IO), 2.77%, 01/25/30          02/05/01         2,292,443    0.23%
IMPAC Secured Assets CMN Owner Trust
  1999-2 A9 (IO), 9.00%, 01/25/30          01/12/00           533,583    0.05%
ML CBO Series 1996-PM-1 Series B,
  1996-PM-1 (IO), 7.87%, 12/17/06          05/23/00         3,835,940    0.38%
Nomura Asset Securities Corp. 1994-4A
  2IO (IO), 1.87%, 09/25/24                08/22/97            26,056    0.00%
Prudential 2000-1 CBO, 2000-1 EQ,
  20.00%, 10/15/35                         10/26/00         2,628,994    0.26%
Prudential Structured Finance CBO 1A
  B2, 2000-1 B2, 13.13%, 11/15/35          10/26/00         2,613,283    0.26%
Structured Mortgage Asset Residential
  Trust 1991-7 I (IO), 14.58%,
  12/25/22                                 06/30/97            25,320    0.00%
Structured Mortgage Asset Residential
  Trust 2001-1 1A3 (IO), 3.20%,
  02/25/30                                 02/09/01           699,993    0.07%
                                                          -----------     ---
                                                          $28,730,965    2.79%
                                                           ----------     ---
                                                           ----------     ---

(7) Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
(8) Non-income producing security.

(EMTN): Euro medium term note.
(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 2001.
(IO): Interest only.
(MTN): Medium term note.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--87.79%
ASSET-BACKED          $ 2,860,696   Aerofreighter Finance Trust A
SECURITIES--29.10%(3)               A, 7.85%, 12/15/09(4)            $  2,929,533
                        1,500,000   Amresco Residential Securities
                                    Mortgage 1998-2 B1F, 7.72%,
                                    06/25/28                            1,249,220
                        1,205,980   Atherton Franchisee Loan
                                    Funding 1999-A E, 8.25%,
                                    10/15/15(4)                           832,502
                        4,029,974   Cit Group Home Equity Loan
                                    Trust 1997-1 M2, 7.10%,
                                    07/15/27                            4,090,002
                        3,000,000   Conseco Finance 2001-A IM2,
                                    8.02%, 03/15/32                     3,029,064
                           20,278   Contimortgage Home Equity Loan
                                    Trust 1994-4 A6, 8.27%,
                                    12/15/24                               20,510
                        4,768,000   Countrywide Asset-Backed
                                    Certificates 2001-HLV1 A3,
                                    6.66%, 08/10/17                     4,811,909
                        5,500,000   Countrywide Asset-Backed
                                    Certificates 2001-1 MV2 (FRN),
                                    6.52%, 07/25/31                     5,511,000
                        2,000,000   Delta Funding Home Equity Loan
                                    Trust 1996-2 A5, 8.01%,
                                    10/25/27(6)                         2,099,053
                       11,000,000   Empire Funding Home Loan Owner
                                    Trust 1999-1 M2, 9.00%,
                                    05/25/30                           11,530,525
                          437,500   Falcon Franchise Loan LLC
                                    1999-1 D, 8.40%, 07/05/13(4)          441,225
                        1,586,500   Falcon Franchise Loan LLC
                                    1999-1E, 6.50%, 01/05/14(4)           982,018
                           99,006   First Alliance Mortgage Loan
                                    Trust 1994-3 AI, 7.83%,
                                    10/25/25                               99,660
                        1,103,495   First Plus Home Loan Trust
                                    1997-4 A5, 6.62%, 09/10/15          1,103,612
                          739,736   First Union Home Equity Loan
                                    Trust 1997-3 B, 7.39%, 03/25/29       732,223
                        2,500,000   Firstcity Capital Home Equity
                                    Funding Corp. 1998-1 A4, 6.72%,
                                    06/25/28(4)                         2,553,223
                        2,750,000   Green Tree Financial Corp.
                                    1994-1 A5, 7.65%, 04/15/19          2,902,537
                        1,210,000   Green Tree Home Equity Loan
                                    Trust 1997-B M1, 7.65%,
                                    04/15/27                            1,244,313
                        7,000,000   Green Tree Home Equity Loan
                                    Trust 1998-C B2, 8.06%,
                                    07/15/29                            6,451,850
                        1,800,000   Green Tree Home Improvement
                                    Loan Trust 1996-F HIM1, 7.30%,
                                    11/15/27                            1,844,009
                        4,000,000   Green Tree Home Improvement
                                    Loan Trust 1997-E HEM2,
                                    7.48%, 01/15/29                     3,896,252

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET-BACKED          $ 5,000,000   Green Tree Home Improvement
SECURITIES                          Loan Trust 1998-B HEB2, 8.49%,
(CONTINUED)                         11/15/29                         $  4,096,874
                        6,750,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEM2,
                                    7.33%, 11/15/29                     6,635,041
                        2,024,195   Green Tree Recreational,
                                    Equipment & Consumer Trust
                                    1998-A A4H, 8.26%, 05/15/29         2,093,925
                        5,000,000   Hercules Trust I, 6.66%,
                                    06/10/03(4)                         3,714,000
                        3,250,000   IMPAC Secured Assets CMN Owner
                                    Trust 1998-1 M2, 7.77%,
                                    07/25/25                            3,324,626
                        5,000,000   Ingress I Ltd. BA, 7.38%,
                                    03/30/40(4)                         5,135,175
                        6,800,000   Newbury Funding CBO Ltd. 2000-1
                                    A3 (FRN), 8.14%, 02/15/30(4)        6,677,600
                        3,500,000   North Street Referenced Linked
                                    Notes 2000-1 AC (FRN),
                                    7.32%, 04/28/11(4)                  3,524,500
                        8,825,176   Pegasus Aviation Lease
                                    Securitization 2000-1 B1,
                                    8.08%, 03/25/30(4)                  9,052,698
                        2,146,635   Residential Funding Mortgage
                                    Securities I 2000-HI1 AII,
                                    8.11%, 02/25/25                     2,264,080
                        4,770,121   Structured Settlements Fund
                                    1999-A A, 7.25%, 12/20/15(4)        4,890,118
                        3,750,000   Team Fleet Financing Corp.
                                    1997-1 A, 7.35%, 05/15/03(4)        3,766,313
                        7,212,000   TMI Home Loan Trust 1998 A4,
                                    7.56%, 05/25/18(4)                  7,537,665
                        3,000,000   York Funding Ltd. 1998-1A IV
                                    (FRN), 8.18%, 06/15/05(4)           2,112,339
                                                                     ------------
                                                                      123,179,194
                                                                     ------------
CORPORATES--26.74%(2)
Automotive--2.60%      10,950,000   Daimlerchrysler NA Holding
                                    (MTN), 6.46%, 12/07/01             11,015,810
                                                                     ------------
Banks--2.66%            2,100,000   AB Spintab, 6.80%, 12/29/49(4)      2,129,023
                          500,000   Christiana Bank (FRN),
                                    6.94%, 11/29/49                       365,868
                        4,000,000   Okobank (EMTN) (FRN),
                                    5.56%, 09/29/49                     3,980,800
                        1,300,000   Skandinavinska Enskilda (EMTN)
                                    (FRN), 5.87%, 06/29/49              1,279,883
                        3,500,000   Wells Fargo Bank NA (FRN),
                                    6.03%, 05/02/05                     3,497,039
                                                                     ------------
                                                                       11,252,613
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Brokerage             $ 7,270,000   Bear Stearns Capital Trust I
Services--7.43%                     (FRN), 7.00%, 01/15/27           $  7,354,688
                        3,000,000   Bear Stearns Co., Inc. (FRN)
                                    (MTN), 5.33%, 06/26/04              2,997,720
                          170,000   Bear Stearns Co., Inc. (FRN)
                                    (MTN), 5.32%, 03/18/05                170,618
                        5,000,000   Bear Stearns Co., Inc.,
                                    7.25%, 10/15/06                     5,228,690
                        1,720,000   Bear Stearns Co., Inc.,
                                    7.63%, 12/07/09                     1,788,258
                          550,000   Donaldson, Lufkin, Jenrette,
                                    Inc. (MTN), 6.90%, 10/01/07           569,206
                        1,000,000   Donaldson, Lufkin, Jenrette,
                                    Inc., 6.50%, 06/01/08               1,002,782
                        2,000,000   Goldman Sachs Group (MTN),
                                    7.20%, 11/01/06(4)                  2,108,306
                        2,600,000   Lehman Brothers Holdings, Inc.
                                    (FRN) (MTN), 6.77%, 04/04/03        2,603,869
                        4,000,000   Lehman Brothers Holdings, Inc.,
                                    6.63%, 04/01/04                     4,096,092
                        3,000,000   Lehman Brothers Holdings PLC
                                    (FRN) (MTN), 6.17%, 01/30/02        3,016,110
                          500,000   Lehman Brothers Holdings PLC
                                    (EMTN) (FRN), 5.54%, 03/17/07         500,850
                                                                     ------------
                                                                       31,437,189
                                                                     ------------
Electric                  600,000   Arkansas Power & Light Co.,
Utilities--0.15%                    8.75%, 03/01/26                       632,258
                                                                     ------------
Finance--7.67%          2,500,000   Conseco Finance Corp. (MTN),
                                    6.50%, 09/26/02                     2,345,704
                        6,100,000   Finova Capital Corp.,
                                    6.82%, 03/09/01(7,8)                5,246,000
                        4,000,000   Finova Capital Corp.,
                                    7.25%, 04/01/01(7,8)                3,440,000
                        2,975,000   Finova Capital Corp.,
                                    5.88%, 10/15/01(7,8)                2,472,868
                        3,500,000   General Motors Acceptance
                                    Corp., 6.75%, 01/15/06              3,572,597
                        7,500,000   MBNA America Bank NA (FRN),
                                    5.36%, 06/10/04                     7,434,960
                        2,950,000   MBNA Corp. (FRN) (MTN),
                                    5.18%, 06/21/01                     2,968,379
                        5,000,000   MBNA Corp. (FRN) (MTN),
                                    5.29%, 06/17/02                     4,995,820
                                                                     ------------
                                                                       32,476,328
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Industrial--2.27%     $ 4,000,000   Harcourt General, Inc.,
                                    7.30%, 08/01/97                  $  3,339,684
                        6,000,000   Noble Affiliates, Inc./Atlantic
                                    Methonal Capital Co.,
                                    8.95%, 12/15/04(4)                  6,255,678
                                                                     ------------
                                                                        9,595,362
                                                                     ------------
Insurance--2.14%        2,000,000   Conseco Inc., 9.00%, 10/15/06       1,700,000
                        7,000,000   Fairfax Financial Holdings,
                                    7.38%, 03/15/06                     6,357,428
                        1,250,000   Lumbermans Mutual Casualty,
                                    8.30%, 12/01/37(4)                    986,114
                                                                     ------------
                                                                        9,043,542
                                                                     ------------
Real Estate             3,000,000   Highwoods Exercisable Put
Investment Trust                    Option, 7.19%, 06/15/04(4)          3,026,205
(REIT)--1.82%           3,300,000   Meditrust (MTN), 7.11%,
                                    10/17/01                            3,182,955
                        1,500,000   Rouse Co. (FRN) (MTN),
                                    6.04%, 05/29/01                     1,500,260
                                                                     ------------
                                                                        7,709,420
                                                                     ------------
                                    TOTAL CORPORATES                  113,162,522
                                                                     ------------
MORTGAGE-BACKED--28.29%(3)
Non-Agency              7,328,032   Banco de Credito y
Mortgage-Backed                     Securitization 2001-1 AF,
--22.85%                            8.00%, 05/31/10(4)                  7,241,106
                          195,420   Bear Stearns Mortgage
                                    Securities, Inc. 1993-8 AS16,
                                    10.75%, 08/25/24                      195,909
                        3,000,000   Beckman Coulter, Inc. 2000-A A,
                                    7.50%, 06/15/18(4)                  2,470,311
                        6,901,683   BHN Mortgage Trust 2000-1 AF,
                                    8.00%, 03/31/11(4)                  6,771,393
                          147,830   Blackrock Capital Finance L.P.
                                    1997-R2 AP, 13.99%, 12/25/35(4)       153,033
                          253,150   Citicorp Mortgage Securities,
                                    Inc. 1994-3 A12, 9.00%,
                                    02/25/24                              263,592
                        5,000,000   Commercial Mortgage
                                    Lease-Backed Certificates
                                    2001-CMLB C, 7.81%, 02/20/22(4)     4,933,985
                        1,907,000   Commercial Mortgage
                                    Lease-Backed Certificates
                                    2001-CMLB F, 7.81%, 12/20/22(4)     1,725,640
                          391,643   Countrywide Funding Corp.
                                    1993-11 A12, 8.50%, 02/25/09          407,981
                          100,000   Countrywide Funding Corp.
                                    1994-7 A7, 6.50%, 03/25/24            100,307

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency            $ 2,571,347   Countrywide Mortgage Backed
Mortgage-Backed                     Securities, Inc. 1993-D A12,
(continued)                         7.50%, 01/25/09                  $  2,648,888
                          219,586   DLJ Mortgage Acceptance Corp.
                                    1993-Q18 SC (IO), 2.79%,
                                    01/25/24(6)                             3,333
                          802,762   DLJ Mortgage Acceptance Corp.
                                    1994-QE1 A1, 8.53%, 04/25/24(4)       802,000
                        6,299,914   DLJ Mortgage Acceptance Corp.
                                    1994-Q8 IIS (IO), 1.84%,
                                    05/25/24(6)                           262,706
                        5,683,717   DLJ Mortgage Acceptance Corp.
                                    1996-QA S (IO), 2.96%,
                                    01/25/26(4,6)                         156,643
                          401,723   First Boston Mortgage
                                    Securities Corp. 1993-6 A2,
                                    7.00%, 06/25/23                       404,545
                        1,717,889   GE Capital Mortgage Services,
                                    Inc. 1992-12F F1, 7.00%,
                                    10/25/07                            1,712,830
                           40,257   GE Capital Mortgage Services,
                                    Inc. 1993-10 A2, 9.00%,
                                    09/25/23                               41,111
                          935,806   GE Capital Mortgage Services,
                                    Inc. 1996-4 A5, 7.00%, 03/25/26       942,109
                           27,879   Guardian Savings & Loan
                                    Association 1988-2 A, 7.56%,
                                    09/25/18                               28,337
                          213,187   Independent National Mortgage
                                    Corp. 1995-N A5, 7.50%,
                                    10/25/25                              216,179
                        9,610,268   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%,
                                    06/25/26                            9,770,942
                        6,000,000   Merrill Lynch Mortgage
                                    Investors, Inc. 1994-M1 E,
                                    8.49%, 06/25/22(4)                  6,093,007
                           18,025   Norwest Asset Securities Corp.
                                    1997-5 A2, 7.00%, 04/25/12             18,017
                        1,116,068   Norwest Asset Securities Corp.
                                    1998-15 A15, 8.00%, 07/25/28        1,149,868
                        1,010,092   Norwest Integrated Structured
                                    Assets, Inc. 1999-2 1A2,
                                    12.43%, 09/25/29                    1,050,180
                          208,572   Paine Webber Mortgage
                                    Acceptance Corp. 1993-9 A6,
                                    7.00%, 10/25/23                       209,887
                        2,442,242   PNC Mortgage Securities Corp.
                                    1999-9 2A1, 7.50%, 09/25/29         2,467,629
                        7,638,556   PNC Mortgage Securities Corp.
                                    2000-8 1A1, 7.75%, 11/25/30         7,758,290
                        3,645,938   Prudential Home Mortgage
                                    Securities 1995-A 2B, 8.68%,
                                    03/28/25(4)                         3,836,029
                          500,000   Residential Funding Mortgage
                                    Securities I 1993-S26 A9,
                                    7.50%, 07/25/23                       509,118

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency            $   101,649   Residential Funding Mortgage
Mortgage-Backed                     Securities I 1996-S14 A11,
(continued)                         8.00%, 05/25/26                  $    102,606
                          300,000   Residential Funding Mortgage
                                    Securities I 1997-S12 A17,
                                    7.25%, 08/25/27                       302,521
                        2,000,000   Residential Funding Mortgage
                                    Securities I 1998-S2 A2,
                                    7.00%, 01/25/28                     2,030,470
                        3,966,493   Resolution Trust Corp. 1994-C1
                                    F, 8.00%, 06/25/26                  4,106,558
                          740,971   Resolution Trust Corp. 1995-C1
                                    E, 6.90%, 02/25/27                    735,776
                        1,654,923   Resolution Trust Corp. 1995-C2
                                    F, 7.00%, 05/25/27                  1,644,497
                          128,877   Resolution Trust Corp. 1995-2
                                    B6, 7.44%, 05/25/29                   129,460
                          415,596   Ryland Acceptance Corp. IV 28
                                    1, 11.50%, 12/25/16                   447,607
                           79,387   Ryland Mortgage Securities
                                    Corp. 1993-3 2E, 6.71%,
                                    08/25/08                               79,421
                          570,047   Ryland Mortgage Securities
                                    Corp. III 1992-D 1A, 8.01%,
                                    09/25/22                              568,324
                        6,300,000   Ryland Mortgage Securities
                                    Corp. III 1992-A 1C, 8.26%,
                                    03/29/30                            6,474,353
                        4,684,308   Sasco Commercial Mortgage Trust
                                    1998-C3A E (FRN), 5.80%,
                                    06/25/01(4)                         4,683,568
                           55,327   SLH Mortgage Trust 1990-1 G,
                                    9.60%, 03/25/21                        55,162
                          102,711   Structured Asset Securities
                                    Corp. 1997-4 1A1, 6.75%,
                                    12/25/12                              104,058
                        2,000,000   Structured Asset Securities
                                    Corp. 1996-6 1A5, 7.50%,
                                    08/25/26                            2,057,290
                          271,165   Structured Asset Securities
                                    Corp. 1996-C3 D, 8.00%,
                                    06/25/30(4)                           270,532
                        2,249,000   Structured Asset Securities
                                    Corp. 1996-C3 E, 8.52%,
                                    06/25/30(4)                         2,266,542
                        5,354,575   Structured Asset Securities
                                    Corp. 2000-3 2A1, 7.75%,
                                    07/25/30                            5,477,436
                          856,258   Summit Mortgage Trust 2000-1
                                    B1, 6.14 12/28/12(4)                  854,519
                                                                     ------------
                                                                       96,735,605
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency           $   169,412   Dean Witter CMO Trust I IA
Mortgage-Backed                     (FRN), 7.31%, 04/20/18           $    169,294
--5.44%                   825,000   Fannie Mae, 7.50%, 04/15/31           843,305
                          477,210   Fannie Mae 1993-221 SD,
                                    9.00%, 03/25/08                       488,596
                          649,684   Fannie Mae 1993-95 SB,
                                    15.05%, 06/25/08                      779,617
                       15,000,000   Fannie Mae 1997-44 SB,
                                    1.49%, 06/25/08                       642,000
                          353,572   Fannie Mae 1999-1 S,
                                    10.25%, 07/25/23                      359,555
                        2,216,083   Fannie Mae 1993-189 SB,
                                    4.53%, 10/25/23                     2,055,645
                          176,000   Fannie Mae 1993-202 SJ,
                                    9.00%, 11/25/23                       169,034
                        2,695,474   Fannie Mae 1993-208 SE,
                                    5.12%, 11/25/23                     2,661,781
                        1,380,498   Fannie Mae 1999-4 SC,
                                    6.18%, 01/25/24                     1,376,688
                          295,866   Fannie Mae 1994-2 SB,
                                    10.00%, 01/25/24                      306,589
                          274,490   Fannie Mae 1994-41 SC,
                                    8.19%, 03/25/24                       272,938
                        1,736,429   Fannie Mae 1997-76 FS (FRN),
                                    5.51%, 09/17/27                     1,637,571
                          151,017   Fireman's Fund Mortgage Corp.
                                    1987-2 E, 9.95%, 01/25/18             158,561
                          463,030   Freddie Mac 1164-O,
                                    5.71%, 11/15/06                        44,715
                          113,058   Freddie Mac 2089 SA,
                                    10.17%, 07/15/15                      120,422
                        1,231,646   Freddie Mac 2149 JD,
                                    6.50%, 04/15/17                       174,702
                        3,728,019   Freddie Mac 2149 KQ,
                                    6.50%, 08/15/18                       526,089
                          200,000   Freddie Mac 1634 SE,
                                    8.80%, 12/15/23                       200,027
                          531,137   Freddie Mac 1967 BC,
                                    0.00%, 06/17/27                       499,570
                       42,236,035   Freddie Mac 2136 SG,
                                    2.49%, 03/15/29                     2,717,074
                        2,230,012   Freddie Mac 2156 S,
                                    11.68%, 05/15/29                    2,289,682
                        2,563,031   Freddie Mac Pool 786781,
                                    6.95%, 08/01/29                     2,638,164
                          460,749   Freddie Mac Gold 21 SG,
                                    9.39%, 10/25/23                       460,638

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency           $ 1,172,694   Government National Mortgage
Mortgage-Backed                     Association 1994-1C,
(continued)                         7.99%, 08/16/23                  $    127,632
                           65,190   Government National Mortgage
                                    Association Pool 1849,
                                    8.50%, 08/20/24                        67,634
                          138,438   Government National Mortgage
                                    Association Pool 2020,
                                    8.50%, 06/20/25                       143,375
                           93,807   Government National Mortgage
                                    Association Pool 2286,
                                    8.50%, 09/20/26                        97,135
                          464,648   Government National Mortgage
                                    Association Pool 2487,
                                    8.50%, 09/20/27                       481,003
                          514,021   Government National Mortgage
                                    Association Pool 422972,
                                    6.50%, 07/15/29                       514,486
                                                                     ------------
                                                                       23,023,522
                                                                     ------------
                                    TOTAL MORTGAGE-BACKED             119,759,127
                                                                     ------------
U.S. TREASURY SECURITIES--3.66%
U.S. Treasury           2,900,000   U.S. Treasury Notes,
Inflation Index                     3.38%, 01/15/07                     3,240,078
--3.66%                 1,000,000   U.S. Treasury Notes,
                                    3.63%, 01/15/08                     1,109,243
                       10,000,000   U.S. Treasury Notes,
                                    4.25%, 01/15/10                    11,152,185
                                                                     ------------
                                    TOTAL U.S. TREASURY SECURITIES     15,501,506
                                                                     ------------
                                    TOTAL BONDS
                                    (Cost $368,846,723)               371,602,349
                                                                     ------------
SHORT TERM INVESTMENTS--11.49%
Commercial Paper        6,000,000   Alcoa Co., 5.55%(5), 04/02/01       6,000,000
--11.23%                9,300,000   Disney (Walt) Co., 5.03%(5),
                                    04/02/01                            9,300,000
                       15,000,000   Ford Motor Credit Co.,
                                    4.85%(5), 04/19/01                 14,965,646
                        1,500,000   Federal Home Loan Bank,
                                    4.74%(5), 04/18/01                  1,496,840
                       15,100,000   General Electric Capital Corp.,
                                    4.81%(5), 04/16/01                 15,071,755

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS
(CONTINUED)
Commercial Paper      $   700,000   General Electric Capital Corp.,
(continued)                         4.79%(5), 04/16/01               $    698,647
                                                                     ------------
                                                                       47,532,888
                                                                     ------------
Money Market RIC          341,000   J.P. Morgan Institutional Prime
--0.08%                             Money Market                          341,000
                                                                     ------------
U.S. Treasury Bills       764,000   U.S. Treasury Bill, 4.63 to
--0.18%                             4.78%(5), 05/17/01(9)                 759,817
                                                                     ------------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $48,633,244)                 48,633,705
                                                                     ------------
                                    TOTAL INVESTMENTS--99.28%
                                    (Cost $417,479,967)(1)            420,236,054
                                    CASH AND OTHER ASSETS,
                                    LESS LIABILITIES--0.72%             3,031,591
                                                                     ------------
                                    NET ASSETS--100.00%              $423,267,645
                                                                     ============

                       FUTURES CONTRACTS: SHORT POSITIONS

NUMBER OF                                                        UNREALIZED
CONTRACTS                                                       APPRECIATION
---------                                                      --------------
   177        U.S. Treasury 5 Year Note, June 2001                $  9,680
   500        U.S. Treasury 10 Year Note, June 2001                167,968
                                                                  --------
              Unrealized appreciation                             $177,648
                                                                  ========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

Notes:

(1) Cost for Federal income tax purposes is $417,493,662 and net unrealized appreciation consists of:

Gross unrealized appreciation    $ 9,035,234
Gross unrealized depreciation     (6,292,842)
                                 -----------
    Net unrealized appreciation  $ 2,742,392
                                 ===========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2001 was $110,912,543 representing 26.36% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

SECURITY                           DATE OF PURCHASE      VALUE       % OF TNA
--------                           ----------------    ----------    --------
Delta Funding Home Equity Loan
  Trust 1996-2 A5, 1996-2 A5
  (IO), 8.01%, 10/25/27                10/01/97        $2,099,053      0.50%
DLJ Mortgage Acceptance Corp.
  1993-Q18 SC (IO),
  2.79%, 01/25/24                      10/01/97             3,333      0.00%
DLJ Mortgage Acceptance Corp.
  1994-Q8 IIS (IO), 1.84%,
  05/25/24                             10/01/97           262,706      0.06%
DLJ Mortgage Acceptance Corp.
  1996-QA S (IO), 2.96%, 01/25/26      11/06/98           156,643      0.04%
                                                       ----------     -----
                                                       $2,521,735      0.60%
                                                       ==========     =====

(7) Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
(8) Non-income producing security.
(9) The security is pledged as collateral for futures contracts.

(EMTN): Euro medium term note
(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 2001.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT      ISSUES                               VALUE
---------------------------------------------------------------------------------
BONDS--78.57%
ASSET-BACKED          $   475,489   Centex Home Equity 2000-B A1,
SECURITIES--12.31%(3)               8.03%, 10/25/17                   $   480,594
                           10,367   Chase Funding Mortgage Loan
                                    1998-1 IIA2, 6.10%, 12/25/15           10,356
                          139,845   First Alliance Mortgage Loan
                                    Trust 1994-4 A1, 9.28%, 02/25/26      141,048
                          299,759   Green Tree Financial Corp.
                                    1995-4 A4, 6.75%, 06/15/25            300,747
                          520,000   Green Tree Financial Corp.
                                    1995-5 B2, 7.65%, 09/15/26            357,906
                          193,801   Green Tree Home Improvement Loan
                                    Trust 1996-B A, 6.45%, 10/15/15       192,015
                          250,000   Green Tree Home Improvement Loan
                                    Trust 1998-B HEM2, 7.33%,
                                    11/15/29                              245,742
                        2,597,493   Keystone Home Improvement Loan
                                    Trust 1997-P2 IB, 7.94%,
                                    04/15/18(4)                         2,479,795
                        1,000,000   Magnus Funding Ltd. 1A B (FRN),
                                    7.76%, 06/15/11(4)                    884,200
                            9,341   Nationscredit Grantor Trust
                                    1997-1 A, 6.75%, 08/15/13               9,643
                          500,000   Newbury Funding CBO Ltd. 2000-1
                                    A3 (FRN), 8.14%, 02/15/30(4)          491,000
                          223,599   Structured Settlements Fund
                                    1999-A A, 7.25%, 12/20/15(4)          229,224
                          960,927   Zermatt CBO Ltd. 1A A (FRN),
                                    5.46%, 09/1/10(4)                     868,966
                                                                      -----------
                                                                        6,691,236
                                                                      -----------
CORPORATES--54.39%(2)
Automotive--3.47%         400,000   Daimlerchrysler NA Holding
                                    (MTN), 6.67%, 02/15/02                403,204
                        1,500,000   Daimlerchrysler NA Holding
                                    (MTN), 5.15%, 09/16/02              1,483,161
                                                                      -----------
                                                                        1,886,365
                                                                      -----------
Banks--5.62%              200,000   Capital One Bank, 6.26%,
                                    05/07/01                              200,203
                        2,000,000   Capital One Bank (FRN), 5.82%,
                                    06/23/03                            1,983,500
                          200,000   Providian National Bank, 6.75%,
                                    03/15/02                              202,576
                          700,000   Societe Generale (EMTN) (FRN),
                                    6.36%, 03/29/49                       672,000
                                                                      -----------
                                                                        3,058,279
                                                                      -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT      ISSUES                               VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Brokerage             $ 1,200,000   Bear Stearns Co., Inc. (EMTN)
Services--4.57%                     (FRN), 5.24%, 12/16/04            $ 1,184,280
                          500,000   Lehman Brothers Holdings (FRN),
                                    6.45%, 06/10/03                       496,000
                          300,000   Lehman Brothers Holdings, PLC
                                    (EMTN) (FRN), 5.92%, 07/30/04         301,519
                          500,000   Lehman Brothers Holdings, PLC
                                    (EMTN) (FRN), 5.54%, 03/17/07         500,850
                                                                      -----------
                                                                        2,482,649
                                                                      -----------
Electric                  150,000   Duquesne Light Co., 8.38%,
Utilities--2.18%                    05/15/24                              157,152
                        1,200,000   Enterprise Cap Trust II (FRN),
                                    6.12%, 06/30/28                     1,028,400
                                                                      -----------
                                                                        1,185,552
                                                                      -----------
Finance--11.14%         1,000,000   Finova Capital Corp.,
                                    6.82%, 03/09/01(7,8)                  860,000
                          200,000   Finova Capital Corp., 7.25%,
                                    04/01/01(7,8)                         172,000
                          382,000   Finova Capital Corp., 6.63%,
                                    09/15/01(7,8)                         319,407
                          300,000   Finova Capital Corp. (EMTN)
                                    (FRN), 5.19%, 06/18/03(7,8)           277,200
                        1,000,000   Golden State Holdings (FRN),
                                    6.53%, 08/01/03                     1,014,100
                          500,000   MBNA American Bank NA, 5.83%,
                                    05/12/04                              490,540
                        1,800,000   MBNA Corp. (FRN) (MTN), 5.53%,
                                    09/10/02                            1,789,974
                          325,000   MBNA Corp. (FRN) (MTN), 6.06%,
                                    02/12/03                              324,347
                          300,000   MBNA Corp. (FRN) (MTN), 5.47%,
                                    05/23/03                              299,855
                          500,000   Trizec Finance Ltd., 10.88%,
                                    10/15/05                              510,000
                                                                      -----------
                                                                        6,057,423
                                                                      -----------
Industrial--7.36%         750,000   Columbia/HCA Healthcare Co.
                                    (MTN), 7.60%, 08/06/01                754,839
                        1,700,000   CUC International Inc., 3.00%,
                                    02/15/02                            1,632,000
                          350,000   Shoppers Food Warehouse Corp.,
                                    9.75%, 06/15/04                       367,034
                        1,250,000   Waste Management, Inc., 6.13%,
                                    07/15/01                            1,249,000
                                                                      -----------
                                                                        4,002,873
                                                                      -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT      ISSUES                               VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Insurance--3.26%      $ 1,300,000   Conseco, Inc., 6.40%, 06/15/01    $ 1,291,875
                          500,000   Conseco, Inc., 8.50%, 10/15/02        480,000
                                                                      -----------
                                                                        1,771,875
                                                                      -----------
Real Estate               500,000   Colonial Realty L.P. (MTN),
Investment Trust                    7.93%, 08/09/02                       514,850
(REIT)--11.60%            350,000   Developers Diversified Realty
                                    Corp. (MTN), 7.38%, 09/18/01          353,736
                        1,500,000   Health Care Properties, 7.05%,
                                    01/15/02                            1,499,674
                          600,000   Rouse Co., 8.50%, 01/15/03            615,941
                          200,000   Rouse Co. (MTN), 8.09%, 05/16/05      212,284
                        1,500,000   Simon Property Group, Inc.,
                                    7.05%, 04/01/03(4)                  1,524,374
                          100,000   Spieker Properties L.P. (MTN),
                                    7.58%, 12/17/01                       101,629
                          600,000   Summit Properties Partnership,
                                    6.80%, 08/15/02                       601,920
                          600,000   United Dominion Realty Trust,
                                    8.63%, 03/15/03                       622,740
                          250,000   United Dominion Realty Trust
                                    (MTN), 7.67%, 01/26/04                256,673
                                                                      -----------
                                                                        6,303,821
                                                                      -----------
Telecommunications      1,300,000   Comcast Corp., 10.25%, 10/15/01     1,326,910
--5.19%                 1,500,000   Worldcom, Inc. (FRN), 5.58%,
                                    11/26/01                            1,495,757
                                                                      -----------
                                                                        2,822,667
                                                                      -----------
                                    TOTAL CORPORATES                   29,571,504
                                                                      -----------
MORTGAGE-BACKED--11.87%(3)
Non-Agency             37,619,166   BA Mortgage Securities, Inc.
Mortgage-Backed                     1998-3 1X2 (IO), 0.05%,
--10.95%                            07/25/28(6)                            24,452
                          150,699   DLJ Mortgage Acceptance Corp.
                                    1992-Q4 A2, 8.14%, 07/25/22           152,525
                        1,133,200   DLJ Mortgage Acceptance Corp.
                                    1994-QE2 S (IO), 3.53%,
                                    06/25/24(4,6)                          41,146
                          192,033   IMPAC Secured Assets CMN Owner
                                    Trust 1999-2 A9 (IO), 9.00%,
                                    01/25/30(6)                            33,246
                          209,831   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%, 06/25/26      213,339
                        1,793,555   Nationslink Funding Corp.
                                    1999-SL A1, 5.81%, 11/10/30         1,793,671
                        2,724,281   Residential Asset Securitization
                                    Trust 1998-A8 A3, 6.75%,
                                    08/25/28                            2,740,941

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT      ISSUES                               VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency            $   584,548   Residential Funding Mortgage
Mortgage-Backed                     1993-MZ3 A1, 6.97%, 08/28/23      $   585,398
(continued)                19,790   Ryland Acceptance Corp. IV 28 1,
                                    11.50%, 12/25/16                       21,316
                           29,000   Ryland Mortgage Securities Corp.
                                    III 1992-A, 1C, 8.26%, 03/29/30        29,803
                          234,215   Sasco Floating Rate Commercial
                                    Mortgage Trust 1998-C3A E (FRN),
                                    5.80%, 06/25/01(4)                    234,178
                           92,460   Summit Mortgage Trust 2000-1 B5,
                                    3.42%, 12/28/12(4)                     83,879
                                                                      -----------
                                                                        5,953,894
                                                                      -----------
U.S. Agency               200,000   Fannie Mae, 5.02%, 04/18/01           199,554
Mortgage-Backed            23,196   Fannie Mae 1993-95 SB, 15.05%,
--0.92%                             06/25/08                               27,835
                           41,057   Fannie Mae G-36 ZB, 7.00%,
                                    11/25/21                               41,754
                           70,714   Fannie Mae 1999-1 S, 10.25%,
                                    07/25/23                               71,911
                            3,549   Freddie Mac 1584 S, 7.44%,
                                    09/15/23                                3,547
                          100,000   Freddie Mac 2051 E, 7.00%,
                                    09/15/27                               99,112
                           48,586   Freddie Mac Gold 2 L, 8.00%,
                                    11/25/22                               54,122
                                                                      -----------
                                                                          497,835
                                                                      -----------
                                    TOTAL MORTGAGE-BACKED               6,451,729
                                                                      -----------
                                    TOTAL BONDS (Cost $42,724,966)     42,714,469
                                                                      -----------
                        SHARES
                      -----------
COMMON STOCK--1.42%
                            6,630   S&P 500 Depository Receipt            773,655
                                                                      -----------
                                    TOTAL COMMON STOCK
                                    (Cost $827,348)                       773,655
                                                                      -----------
                       PRINCIPAL
                        AMOUNT
                      -----------
SHORT TERM INVESTMENTS--15.58%
Commercial              1,200,000   Ford Motor Credit Co., 5.02%(5),
Paper--7.15%                        04/23/01                            1,196,486
                        1,700,000   General Electric Capital Corp.,
                                    4.92%(5), 04/26/01                  1,694,424
                        1,000,000   General Motors Acceptance Corp.,
                                    5.02%(5), 04/19/01                    997,629
                                                                      -----------
                                                                        3,888,539
                                                                      -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

                       PRINCIPAL
                        AMOUNT      ISSUES                               VALUE
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS
(CONTINUED)
Money Market RIC      $   952,000   J.P. Morgan Institutional Prime
--1.75%                             Money Market                      $   952,000
                                                                      -----------
U.S. Treasury Bills     3,648,000   U.S. Treasury Bill, 4.95 to
--6.68%                             5.02%(5), 05/17/01(9)               3,628,027
                                                                      -----------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $8,665,797)                   8,468,566
                                                                      -----------
                                    TOTAL INVESTMENTS--95.57%
                                    (Cost $52,218,111)(1)              51,956,690
                                    CASH AND OTHER ASSETS,
                                    LESS LIABILITIES--4.43%             2,410,380
                                                                      -----------
                                    NET ASSETS--100.00%               $54,367,070
                                                                      ===========

                       FUTURES CONTRACTS: LONG POSITIONS

                                                                 UNREALIZED
NUMBER OF                                                      APPRECIATION/
CONTRACTS                                                      (DEPRECIATION)
---------                                                      --------------
   184        S&P Index, June 2001                              $(5,820,194)
     1        S&P Mini, June 2001                                       175
                                                                -----------
              Net unrealized depreciation                       $(5,820,019)
                                                                ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2001

Notes:

(1) Cost for Federal income tax purposes is $52,323,769 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 300,200
Gross unrealized depreciation     (667,279)
                                 ---------
    Net unrealized depreciation  $(367,079)
                                 =========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2001 was $6,836,762 representing 12.57% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

SECURITY                             DATE OF PURCHASE     VALUE     % OF TNA
--------                             ----------------    -------    --------
BA Mortgage Securities, Inc.
  1998-3 1X2 (IO), 0.05%, 07/25/28       01/25/00        $24,452      0.05%
DLJ Mortgage Acceptance Corp.
  1994-QE2 S (IO), 3.53%, 06/25/24       01/28/99         41,146      0.08%
IMPAC Secured Assets CMN Owner
  Trust 1999-2 A9 (IO), 9.00%,
  01/25/30                               01/12/00         33,246      0.06%
                                                         -------      ----
                                                         $98,844      0.19%
                                                         =======      ====

(7) Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
(8) Non-income producing security.
(9) The security is pledged as collateral for futures contracts.

(EMTN): Euro Medium term note
(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 2001.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2001

                                     TOTAL RETURN    LOW DURATION   ALPHATRAK 500
                                      BOND FUND       BOND FUND         FUND
                                    --------------   ------------   -------------
ASSETS:
  Investments, at value (Cost
    $1,057,295,446, $417,479,967
    and $52,218,111, respectively)
    (Note 2)                        $1,070,513,066   $420,236,054    $51,956,690
  Cash and cash equivalents (Note
    2)                                   4,018,395              0        683,300
  Dividends and interest
    receivable                          13,689,532      4,019,049        611,125
  Receivable for securities sold         1,104,661         27,692      1,050,609
  Receivable for capital stock
    sold                                 2,270,907        967,121         38,406
  Deferred unamortized
    organizational costs (Note 2)            7,396          7,570          8,615
  Variation margin (Note 3)                      0              0        278,946
  Other assets                               5,011          8,089            462
                                    --------------   ------------    -----------
        Total assets                 1,091,608,968    425,265,575     54,628,153
                                    --------------   ------------    -----------
LIABILITIES:
  Payable to custodian                           0          1,407              0
  Payable for securities purchased      56,755,962        839,554        174,755
  Payable for capital stock
    redeemed                             1,846,537        454,082              0
  Variation margin (Note 3)                      0        229,469              0
  Due to Adviser (Note 5)                  144,721        142,711         48,651
  Accrued expenses                         273,078         69,757         37,677
  Accrued 12b-1 expenses                    71,247         25,560              0
  Distributions payable                    891,556        235,390              0
                                    --------------   ------------    -----------
        Total liabilities               59,983,101      1,997,930        261,083
                                    --------------   ------------    -----------
        Net assets                  $1,031,625,867   $423,267,645    $54,367,070
                                    ==============   ============    ===========
CLASS M SHARES:
  Net assets (Applicable to
    41,246,377, 16,578,511 and
    6,416,853 shares of beneficial
    interest issued and
    outstanding, respectively,
    unlimited number of shares
    authorized with a $0.01 par
    value)                          $  426,466,777   $166,246,168    $54,367,070
                                    ==============   ============    ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS M
  SHARE                                     $10.34         $10.03          $8.47
                                            ======         ======         ======

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                     TOTAL RETURN    LOW DURATION   ALPHATRAK 500
                                      BOND FUND       BOND FUND         FUND
                                    --------------   ------------   -------------
CLASS I SHARES*:

  Net assets (Applicable to
    58,541,689, 25,623,206 and 0
    shares of beneficial interest
    issued and outstanding,
    respectively, unlimited number
    of shares authorized with a
    $0.01 par value)                $  605,159,090   $257,021,477            N/A
                                    ==============   ============    ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS I
  SHARE                                     $10.34         $10.03            N/A
                                            ======         ======         ======
NET ASSETS CONSIST OF:
  Capital paid-in                   $1,011,028,958   $426,039,357    $69,166,362
  Accumulated undistributed net
    investment (loss)/income                (3,315)             0        785,627
  Accumulated undistributed net
    realized gain/(loss) on
    investments and futures
    contracts                            7,382,604     (5,705,447)    (9,503,479)
  Net unrealized
    appreciation/(depreciation) on
    investments and futures
    contracts                           13,217,620      2,933,735     (6,081,440)
                                    --------------   ------------    -----------
                                    $1,031,625,867   $423,267,645    $54,367,070
                                    ==============   ============    ===========

* Class I shares commenced operations on March 31, 2000.

N/A -- Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                            STATEMENTS OF OPERATIONS
                                 MARCH 31, 2001

                                          TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                           BOND FUND      BOND FUND         FUND
                                          ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends                               $   270,562    $         0    $      7,153
  Interest                                 62,864,698     31,614,608       2,803,819
                                          -----------    -----------    ------------
        Total investment income            63,135,260     31,614,608       2,810,972
                                          -----------    -----------    ------------
EXPENSES:
  Investment advisory fees (Note 5)         2,252,301      1,091,360         145,769
  Accounting services                         110,810         83,122          28,223
  Administration fees                         372,234        218,443          22,596
  Amortization of organizational
    expenses (Note 2)                           7,570          7,570           3,847
  Auditing and tax consulting fees             25,597         26,582          15,780
  Custodian fees                              112,302         71,550          28,336
  Distribution fees                           506,399        305,302               0
  Insurance expenses                           11,394         14,841           1,028
  Legal fees                                   11,704          6,401             556
  Miscellaneous expenses                        1,020          1,255               0
  Registration and filing fees                234,536         57,257          30,176
  Reports to shareholders                      19,898         14,597           1,442
  Transfer agent fees                          55,835         64,995          23,006
  Trustees' fees and expenses                  15,420         15,423               0
                                          -----------    -----------    ------------
        Total operating expenses            3,737,020      1,978,698         300,759
  Expenses waived and reimbursed (Note
    5)                                       (399,158)      (254,289)        (87,368)
                                          -----------    -----------    ------------
        Net expenses                        3,337,862      1,724,409         213,391
                                          -----------    -----------    ------------
        Net investment income              59,797,398     29,890,199       2,597,581
                                          -----------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES CONTRACTS:
  Net realized gain/(loss) on
    investments and futures contracts       9,014,801     (6,932,854)     (8,367,862)
  Net change in unrealized
    appreciation/(depreciation) on
    investments                            17,513,572      6,721,722        (219,123)
  Net change in unrealized
    appreciation/(depreciation) on
    futures contracts                         208,779      2,040,707      (6,955,635)
                                          -----------    -----------    ------------
  Net realized and unrealized
    gain/(loss) on investments and
    futures contracts                      26,737,152      1,829,575     (15,542,620)
                                          -----------    -----------    ------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                              $86,534,550    $31,719,774    $(12,945,039)
                                          ===========    ===========    ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED MARCH 31, 2001

                                                        TOTAL RETURN
                                                         BOND FUND
                                               ------------------------------
                                                    YEAR             YEAR
                                                   ENDED            ENDED
                                                 MARCH 31,        MARCH 31,
                                                    2001             2000
                                               --------------    ------------
OPERATIONS:
  Net investment income                        $   59,797,398    $ 12,407,821
  Net realized gain/(loss) on investments and
    futures contracts                               9,014,801      (1,380,470)
  Net change in unrealized
    appreciation/(depreciation) on
    investments                                    17,513,572      (4,064,158)
  Net change in unrealized
    appreciation/(depreciation) on futures
    contracts                                         208,779        (208,779)
                                               --------------    ------------
  Net increase in net assets resulting from
    operations                                     86,534,550       6,754,414
                                               --------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income:
    Class M                                       (21,877,004)    (12,407,821)
    Class I                                       (37,923,709)              0
  Realized gains on investments:
    Class M                                                 0        (208,878)
    Class I                                                 0               0
                                               --------------    ------------
  Net decrease in net assets resulting from
    distributions                                 (59,800,713)    (12,616,699)
                                               --------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Class M:
    Proceeds from sale of shares                  353,489,805     188,704,317
    Shares issued in reinvestment of
      dividends and distributions                  19,132,089      11,676,678
    Cost of shares redeemed                      (189,916,028)    (74,333,936)
                                               --------------    ------------
        Total class M shares                      182,705,866     126,047,059
                                               --------------    ------------
  Class I:
    Proceeds from sale of shares                  630,970,218      15,375,754
    Shares issued in reinvestment of
      dividends and distributions                  33,889,974               0
    Cost of shares redeemed                       (93,467,714)              0
                                               --------------    ------------
        Total class I shares                      571,392,478      15,375,754
                                               --------------    ------------
  Net increase in net assets resulting from
    capital share transactions                    754,098,344     141,422,813
                                               --------------    ------------
  Net increase in net assets                      780,832,181     135,560,528
  Net assets at beginning of period               250,793,686     115,233,158
                                               --------------    ------------
  Net assets at end of period (including
    undistributed net investment
    (loss)/income of ($3,315), and $0,
    respectively)                              $1,031,625,867    $250,793,686
                                               ==============    ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED MARCH 31, 2001

                                                        LOW DURATION
                                                         BOND FUND
                                               ------------------------------
                                                   YEAR             YEAR
                                                   ENDED            ENDED
                                                 MARCH 31,        MARCH 31,
                                                   2001             2000
                                               -------------    -------------
OPERATIONS:
  Net investment income                        $  29,890,199    $  21,472,390
  Net realized (loss)/gain on investments and
    futures contracts                             (6,932,854)       2,297,075
  Net change in unrealized
    appreciation/(depreciation) on
    investments                                    6,721,722       (4,009,742)
  Net change in unrealized
    appreciation/(depreciation) on futures
    contracts                                      2,040,707       (1,863,059)
                                               -------------    -------------
  Net increase in net assets resulting from
    operations                                    31,719,774       17,896,664
                                               -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income:
    Class M                                      (12,999,830)     (21,472,390)
    Class I                                      (16,890,369)               0
  Realized gains on investments:
    Class M                                                0       (1,450,548)
    Class I                                                0                0
                                               -------------    -------------
  Net decrease in net assets resulting from
    distributions                                (29,890,199)     (22,922,938)
                                               -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Class M:
    Proceeds from sale of shares                 129,144,917      370,849,753
    Shares issued in reinvestment of
      dividends and distributions                 11,994,456       22,013,940
    Cost of shares redeemed                     (303,344,269)    (294,756,105)
                                               -------------    -------------
        Total class M shares                    (162,204,896)      98,107,588
                                               -------------    -------------
  Class I:
    Proceeds from sale of shares                 346,454,514       39,524,533
    Shares issued in reinvestment of
      dividends and distributions                 15,200,103                0
    Cost of shares redeemed                     (145,954,683)               0
                                               -------------    -------------
        Total class I shares                     215,699,934       39,524,533
                                               -------------    -------------
  Net increase in net assets resulting from
    capital share transactions                    53,495,038      137,632,121
                                               -------------    -------------
  Net increase in net assets                      55,324,613      132,605,847
  Net assets at beginning of period              367,943,032      235,337,185
                                               -------------    -------------
  Net assets at end of period (including
    undistributed net investment income of
    $0, and $0, respectively)                  $ 423,267,645    $ 367,943,032
                                               =============    =============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED MARCH 31, 2001

                                                         ALPHATRAK 500
                                                             FUND
                                                  ---------------------------
                                                      YEAR           YEAR
                                                     ENDED           ENDED
                                                   MARCH 31,       MARCH 31,
                                                      2001           2000
                                                  ------------    -----------
OPERATIONS:
  Net investment income                           $  2,597,581    $   702,703
  Net realized (loss)/gain on investments and
    futures contracts                               (8,367,862)       362,951
  Net change in unrealized depreciation on
    investments                                       (219,123)       (78,743)
  Net change in unrealized
    (depreciation)/appreciation on futures
    contracts                                       (6,955,635)       950,484
                                                  ------------    -----------
  Net (decrease)/increase in net assets
    resulting from operations                      (12,945,039)     1,937,395
                                                  ------------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                             (2,040,549)      (599,957)
  Realized gains on investments                     (1,043,837)      (819,471)
                                                  ------------    -----------
  Net decrease in net assets resulting from
    distributions                                   (3,084,386)    (1,419,428)
                                                  ------------    -----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                    67,533,260     17,630,992
    Shares issued in reinvestment of dividends
      and distributions                              3,072,443      1,419,042
    Cost of shares redeemed                        (27,140,127)      (741,007)
                                                  ------------    -----------
  Net increase in net assets resulting from
    capital share transactions                      43,465,576     18,309,027
                                                  ------------    -----------
  Net increase in net assets                        27,436,151     18,826,994
  Net assets at beginning of period                 26,930,919      8,103,925
                                                  ------------    -----------
  Net assets at end of period (including
    undistributed net investment income of
    $785,627, and $229,444, respectively)         $ 54,367,070    $26,930,919
                                                  ============    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS
THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                           TOTAL RETURN BOND FUND
                                          ---------------------------------------------------------
                                           CLASS M     CLASS I     CLASS M     CLASS M     CLASS M
                                          ---------   ---------   ---------   ---------   ---------
                                            YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                          MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                            2001        2001        2000        1999        1998
                                          ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period        $10.08      $10.08      $10.53      $10.49      $10.00
                                             -----       -----       -----       -----       -----
Income from Investment Operations:
 Net investment income                        0.92        0.94        0.78        0.71        0.73
 Net realized and unrealized gain/(loss)
   on investments and futures contracts       0.26        0.26       (0.44)       0.19        0.60
                                             -----       -----       -----       -----       -----
 Total from Investment Operations             1.18        1.20        0.34        0.90        1.33
                                             -----       -----       -----       -----       -----
Less Distributions:
 Dividends from net investment income        (0.92)      (0.94)      (0.78)      (0.71)      (0.73)
 Distributions from net capital gains on
   investments                                0.00        0.00       (0.01)      (0.15)      (0.11)
                                             -----       -----       -----       -----       -----
 Total Distributions                         (0.92)      (0.94)      (0.79)      (0.86)      (0.84)
                                             -----       -----       -----       -----       -----
Net Asset Value, End of Period              $10.34      $10.34      $10.08      $10.53      $10.49
                                             -----       -----       -----       -----       -----
                                             -----       -----       -----       -----       -----
Total Return                                 12.46%      12.70%       3.39%       8.84%      13.71%
Ratios/Supplemental Data:
 Net Assets, end of period (in
   thousands)                             $426,467    $605,159    $250,794    $115,233     $24,983
 Ratio of Expenses to Average Net Assets
   Before expense reimbursement               0.71%       0.50%       0.77%       0.97%       1.99%
   After expense reimbursement                0.65%       0.44%       0.65%       0.65%       0.65%
 Ratio of Net Income to Average Net
   Assets
   Before expense reimbursement               9.10%       9.31%       7.56%       6.60%       6.05%
   After expense reimbursement                9.16%       9.37%       7.68%       6.92%       7.39%
 Portfolio Turnover Rate                       205%        205%        128%        136%        235%

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS
THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                           LOW DURATION BOND FUND
                                          ---------------------------------------------------------
                                           CLASS M     CLASS I     CLASS M     CLASS M     CLASS M
                                          ---------   ---------   ---------   ---------   ---------
                                            YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                          MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                            2001        2001        2000        1999        1998
                                          ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period         $9.99       $9.99      $10.15      $10.18      $10.00
                                             -----       -----       -----       -----       -----
Income from Investment Operations:
 Net investment income                        0.80        0.82        0.72        0.66        0.65
 Net realized and unrealized gain/(loss)
   on investments and futures contracts       0.04        0.04       (0.11)      (0.02)       0.19
                                             -----       -----       -----       -----       -----
       Total from Investment Operations       0.84        0.86        0.61        0.64        0.84
                                             -----       -----       -----       -----       -----
Less Distributions:
 Dividends from net investment income        (0.80)      (0.82)      (0.72)      (0.66)      (0.65)
 Distributions from net capital gains on
   investments                                0.00        0.00       (0.05)      (0.01)      (0.01)
                                             -----       -----       -----       -----       -----
 Total Distributions                         (0.80)      (0.82)      (0.77)      (0.67)      (0.66)
                                             -----       -----       -----       -----       -----
Net Asset Value, End of Period              $10.03      $10.03       $9.99      $10.15      $10.18
                                             -----       -----       -----       -----       -----
                                             -----       -----       -----       -----       -----
Total Return                                  8.89%       9.10%       6.22%       6.54%       8.71%
Ratios/Supplemental Data:
 Net Assets, end of period (in
   thousands)                             $166,246    $257,021    $367,943    $235,337    $135,313
 Ratio of Expenses to Average Net Assets
   Before expense reimbursement               0.65%       0.46%       0.66%       0.70%       0.93%
   After expense reimbursement                0.58%       0.39%       0.58%       0.58%       0.58%
 Ratio of Net Income to Average Net
   Assets
   Before expense reimbursement               8.01%       8.20%       7.14%       6.49%       6.37%
   After expense reimbursement                8.08%       8.27%       7.22%       6.61%       6.72%
 Portfolio Turnover Rate                        53%         53%        126%         73%        102%

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS
THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                          ALPHATRAK 500
                                                              FUND*
                                                ---------------------------------
                                                  YEAR        YEAR       PERIOD
                                                  ENDED       ENDED       ENDED
                                                MARCH 31,   MARCH 31,   MARCH 31,
                                                  2001        2000        1999*
                                                ---------   ---------   ---------
Net Asset Value, Beginning of Period              $11.90      $11.40      $10.00
                                                  ------      ------      ------
Income from Investment Operations:
  Net investment income                             0.75        0.63        0.44
  Net realized and unrealized (loss)/gain on
    investments and futures contracts              (3.12)       1.43        1.22
                                                  ------      ------      ------
  Total from Investment Operations                 (2.37)       2.06        1.66
                                                  ------      ------      ------
Less Distributions:
  Dividends from net investment income             (0.74)      (0.70)      (0.26)
  Distributions from net capital gains on
    investments                                    (0.32)      (0.86)       0.00
                                                  ------      ------      ------
  Total Distributions                              (1.06)      (1.56)      (0.26)
                                                  ------      ------      ------
Net Asset Value, End of Period                     $8.47      $11.90      $11.40
                                                  ------      ------      ------
                                                  ------      ------      ------
        Total Return                              (21.20)%     19.28%      17.28%
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)       $54,367     $26,931      $8,104
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                    0.88%       1.59%       3.39%#
    After expense reimbursement                     0.63%       0.66%       0.72%#
  Ratio of Net Income to Average Net Assets
    Before expense reimbursement                    7.31%       5.56%       4.14%#
    After expense reimbursement                     7.56%       6.49%       6.81%#
  Portfolio Turnover Rate                             82%        280%         74%

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.
# Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2001

1. SUMMARY OF ORGANIZATION

  The Metropolitan West Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended. Metropolitan West Asset Management, LLC (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. The Trust currently consists of four separate diversified portfolios (each a "Fund" and collectively, the "Funds"): Metropolitan West Total Return Bond Fund (the "Total Return Bond Fund"), Metropolitan West Low Duration Bond Fund (the "Low Duration Bond Fund"), Metropolitan West AlphaTrak 500 Fund (the "AlphaTrak 500 Fund") and the Metropolitan West Short-Term Investment Fund (the "Short-Term Investment Fund"). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M (existing shares) and Class I shares. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Short-Term Investment Fund was not operational at March 31, 2001.

  The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The dollar-weighted average maturity will exceed its portfolio duration.

  The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The dollar-weighted average maturity for this Fund will exceed its portfolio duration.

  The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund invests in S&P 500 Index futures contracts backed by a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund's dollar-weighted average maturity will exceed its portfolio duration.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds:

  SECURITIES VALUATION:

  Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange which it is traded. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
  Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

  PAYABLE TO CUSTODIAN:
  The amounts payable to custodian represent unsettled interest and paydown payments.

  ORGANIZATION COSTS:
  Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

--------------------------------------------------------------------------------

  DISTRIBUTIONS TO SHAREHOLDERS:
  The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

  FEDERAL INCOME TAXATION:
  It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

  CASH AND CASH EQUIVALENTS:
  The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

  USE OF ESTIMATES:
  In preparing financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PORTFOLIO INVESTMENTS

  The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

  Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other

--------------------------------------------------------------------------------
  secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

  The Funds may also invest in Collateralized Mortgage Obligations (CMOs). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit ("REMIC"). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

  The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). During the period ended March 31, 2001, certain interest-only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

  The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts

--------------------------------------------------------------------------------
  include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

  In addition to the securities listed above, the AlphaTrak 500 Fund may invest all of its assets in the following equity derivative instruments: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools or trusts that invest in such stocks.

4. SECURITIES TRANSACTIONS

  PURCHASES AND SALES:
  Investment transactions for the period ended March 31, 2001, excluding temporary short-term investments, were as follows:

                                       PURCHASES           SALES
                                     --------------    --------------
Total Return Bond Fund               $1,986,757,262    $1,277,304,707
Low Duration Bond Fund                  261,756,784       170,402,787
AlphaTrak 500 Fund                       54,301,050        21,649,933

5. INVESTMENT ADVISORY SERVICES

  As compensation for advisory services, the Adviser charges the Total Return Bond Fund and the Low Duration Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.35% and 0.30%, respectively, of each Fund's average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund's average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund's average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Under this agreement, the basic fee was decreased by 0.07% resulting

--------------------------------------------------------------------------------
  in $145,769 of total management fees, for the period ended March 31, 2001. Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Investment advisory fee rates and rates for other transactions with affiliates, for the period ended March 31, 2001, were as follows:

                                   INVESTMENT               VOLUNTARY
                                    ADVISORY                 EXPENSE
                                    FEE RATE               LIMITATION
                              ---------------------   ---------------------
                                CLASS M     CLASS I     CLASS M     CLASS I
                              -----------   -------   -----------   -------
Total Return Bond Fund           0.35%      0.35%        0.65%      0.44%
Low Duration Bond Fund           0.30       0.30         0.58       0.39
AlphaTrak 500 Fund            0.00 - 0.70    N/A      0.20 - 0.90    N/A

6. SHARE MARKETING (12b-1) PLAN

  The Trust has begun to charge distribution fees pursuant to Rule 12b-1 under the 1940 Act with respect to the Class M shares of the Total Return Bond Fund and the Low Duration Bond Fund. Effective April 1, 2000, under the share marketing plan (the "Plan"), the Trust reimburses the Distributor, the Trust's distribution coordinator, at an annual rate up to 0.25%, but which currently is limited to an annual rate equal to 0.21% (Total Return Bond Fund) and 0.19% (Low Duration Bond Fund) of the value of the average daily net assets attributable to the Class M shares of each Portfolio for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Class M shares. Rule 12b-1 fees currently are waived for the AlphaTrak 500 Fund.

--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS

  Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

                                                        TOTAL RETURN BOND FUND
                                        ------------------------------------------------------
                                                 CLASS M                     CLASS I
                                        -------------------------   --------------------------
                                        YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                           2001          2000          2001           2000
                                        -----------   -----------   -----------   ------------
   Change in Fund shares:
    Shares outstanding at beginning of
     period                              23,348,746    10,941,629     1,525,372            0
    Shares sold                          34,825,712    18,600,711    62,808,418    1,525,372
    Shares issued through reinvestment
     of dividends                         1,892,794     1,150,223     3,351,185            0
    Shares redeemed                     (18,820,875)   (7,343,817)   (9,143,286)           0
                                        -----------   -----------   -----------    ---------
   Net increase in fund shares           17,897,631    12,407,117    57,016,317    1,525,372
                                        -----------   -----------   -----------    ---------
   Shares outstanding at end of period   41,246,377    23,348,746    58,541,689    1,525,372
                                        ===========   ===========   ===========    =========

                                                        LOW DURATION BOND FUND
                                        ------------------------------------------------------
                                                 CLASS M                     CLASS I
                                        -------------------------   --------------------------
                                        YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                           2001          2000          2001           2000
                                        -----------   -----------   -----------   ------------
   Change in Fund shares:
    Shares outstanding at beginning of
     period                              32,868,832    23,175,723     3,956,410            0
    Shares sold                          12,974,336    36,878,034    34,807,906    3,956,410
    Shares issued through reinvestment
     of dividends                         1,207,876     2,185,904     1,529,820            0
    Shares redeemed                     (30,472,533)  (29,370,829)  (14,670,930)           0
                                        -----------   -----------   -----------    ---------
   Net (decrease)/increase in Fund
    shares                              (16,290,321)    9,693,109    21,666,796    3,956,410
                                        -----------   -----------   -----------    ---------
   Shares outstanding at end of period   16,578,511    32,868,832    25,623,206    3,956,410
                                        ===========   ===========   ===========    =========

                                                                   ALPHATRAK 500 FUND
                                                                 -----------------------
                                                                 YEAR ENDED   YEAR ENDED
                                                                 MARCH 31,    MARCH 31,
                                                                    2001         2000
                                                                 ----------   ----------
   Increase in Fund shares:
    Shares outstanding at beginning of period                    2,262,671      711,012
    Shares sold                                                  6,737,034    1,492,158
    Shares issued through reinvestment of dividends                300,053      124,121
    Shares redeemed                                              (2,882,905)    (64,620)
                                                                 ----------   ---------
   Net increase in Fund shares                                   4,154,182    1,551,659
                                                                 ----------   ---------
   Shares outstanding at end of period                           6,416,853    2,262,671
                                                                 ==========   =========

--------------------------------------------------------------------------------

8. CAPITAL LOSS CARRYFORWARDS

  At March 31, 2001 the following Funds had available for Federal income tax purposes unused capital losses as follows:

   FUND                             LOSSES CARRYFORWARD    YEAR OF EXPIRATION
   ----                             -------------------    ------------------
   Low Duration Bond Fund               $1,329,971                2009
   Total Return Bond Fund               $        0                  --
   AlphaTrak 500 Fund                   $2,581,618                2009

  POST OCTOBER LOSS

  Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2001, the Funds elected to defer capital losses as follows:

   FUND                             LOSSES DEFERRED
   ----                             ---------------
   Low Duration Bond Fund             $ 4,151,230
   Total Return Bond Fund             $   171,991
   AlphaTrak 500 Fund                 $12,637,180

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of the Metropolitan West Funds:

We have audited the accompanying statement of assets and liabilities of the Metropolitan West Funds comprised of the Metropolitan West Total Return Bond Fund ("Total Return"), the Metropolitan West Low Duration Bond Fund ("Low Duration") and the Metropolitan West AlphaTrak 500 Fund ("AlphaTrak"), including the portfolio of investments as of March 31, 2001, and the related statements of operations for the year then ended and of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the four years in the period then ended for Total Return and Low Duration and for the two years in the period then ended and for the period from June 29, 1998 (commencement of operations) to March 31, 1999 for AlphaTrak. These financial statements and financial highlights (collectively referred to hereinafter as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Metropolitan West Total Return Bond Fund, the Metropolitan West Low Duration Bond Fund, and the Metropolitan West AlphaTrak 500 Fund as of March 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Los Angeles, California
May 4, 2001

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                             TAX INFORMATION NOTICE
                                  (UNAUDITED)

LONG-TERM CAPITAL GAINS

  For the fiscal year ended March 31, 2001 the amounts of long-term capital gains paid are as follows:

Metropolitan West Alpha Trak 500 Fund                    $0.18/share

DIVIDENDS RECEIVED DEDUCTION

  For the fiscal year ended March 31, 2001, the percentage of ordinary income dividends which will qualify for the dividends received deduction available to corporate shareholders are as follows:

Metropolitan West Alpha Trak 500 Fund                          0.25%

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                                 PRIVACY NOTICE

The Fund collects nonpublic information about you from the following sources:

     - Information we receive about you on applications or other forms;

     - Information you may give us orally; and

     - Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquires from governmental authorities. We shall limit access to your personal account information to those agents of the Fund who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain safeguards to guard your nonpublic personal information.

If, at any time in the future, it is necessary to disclose any of your personal information in a way that is inconsistent with this policy, we will give you advance notice of the proposed change so that you will have the opportunity to opt out of such disclosure.

--------------------------------------------------------------------------------

                               BOARD OF TRUSTEES
                              Scott B. Dubchansky
                                Keith T. Holmes
                               Laird R. Landmann
                             Martin Luther King III
                                James M. Lippman
                              Daniel D. Villanueva

                                    OFFICERS
                              Scott B. Dubchansky
                      Chairman of the Board, President and
                          Principal Executive Officer

                              Joseph D. Hattesohl
                                   Treasurer

                               Arlana D. Williams
                 Assistant Treasurer, Principal Accounting and
                               Financial Officer

                               Lara E. Mulpagano
                                   Secretary

                               James E. Menvielle
                              Assistant Treasurer

                 ADVISER:                                    AUDITORS:
  Metropolitan West Asset Management, LLC              Deloitte & Touche LLP
   11766 Wilshire Boulevard, Suite 1580           350 S. Grand Avenue, Suite 200
           Los Angeles, CA 90025                       Los Angeles, CA 90071
                CUSTODIAN:                                 DISTRIBUTOR:
           The Bank of New York                       PFPC Distributors, Inc.
       100 Church Street, 10th Floor                    3200 Horizon Drive
            New York, NY 10286                       King of Prussia, PA 19406
              TRANSFER AGENT:                             LEGAL COUNSEL:
                 PFPC Inc.                     Paul, Hastings, Janofsky & Walker LLP
              P.O. Box 61503                     345 California Street, 29th Floor
         King of Prussia, PA 19406                    San Francisco, CA 94104

                   [METROPOLITAN WEST ASSET MANAGEMENT LOGO]
                      For Additional Information about the
                         Metropolitan West Funds call:
                               (310) 966-8900 or
                           (800) 241-4671 (toll-free)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
                                  MET-SR-3/01